                  PROSPECTUS SUPPLEMENT DATED SEPTEMBER 1, 2000


This Supplement updates certain information contained in the following prospectuses for products issued by Fortis Benefits Insurance Company.

-      Fortis Wall Street Series VUL dated May 1, 2000
-      Fortis Wall Street Series Survivor VUL dated May 1, 2000
- Fortis Wall Street Series VUL 220 dated May 1, 1999 as subsequently supplemented
- Fortis Wall Street Series VUL 500 dated May 1, 1999 as subsequently supplemented
- Harmony Investment Life VUL dated May 1, 1995 as subsequently supplemented
-      Fortis Opportunity Variable Annuity dated May 1, 2000
-      Fortis Masters Variable Annuity dated May 1, 2000
-      Fortis Opportunity+ Variable Annuity dated May 1, 2000
-      Fortis Masters+ Variable Annuity dated May 1, 2000
-      Fortis Income Preferred Variable Annuity dated May 1, 2000
-      Fortis Empower Variable Annuity dated May 1, 2000

Please read this Supplement carefully. You should attach this Supplement to the applicable product prospectus referred to above and retain it for future reference.

FORTIS SERIES FUND

One of the subaccounts available for investment is the Global Asset Allocation Series of the Fortis Series Fund, Inc. Effective September 1, 2000 the following changes to the Global Asset Allocation Series will take place:

- The sub-adviser retained by Fortis Advisers, Inc. will no longer be Morgan Stanley Dean Witter Investment Management Limited. The new sub-adviser retained by Fortis Advisers, Inc. will be T. Rowe Price Associates, Inc.


- The name of the series will change from Global Asset Allocation Series to International Stock Series II.

For further information on how the International Stock Series II will be managed, please refer to the September 1, 2000 Supplement to the Fortis Series Fund prospectus dated May 1, 2000.

FORTIS


OPPORTUNITY

VARIABLE
ANNUITY

Individual Flexible
Premium Deferred
Variable Annuity Contract
PROSPECTUS DATED

September 1, 2000

[FORTIS SOLID PARTNERS, FLEXIBLE SOLUTIONS(SM) LOGO]

95530 (9/00)


FORTIS BENEFITS INSURANCE COMPANY

MAILING ADDRESS:    STREET ADDRESS:     PHONE: 1-800-800-2000
P.O. BOX 64272      500 BIELENBERG             (EXTENSION 3057)
ST. PAUL, MN 55164  DRIVE
                    WOODBURY, MN 55125

This Prospectus describes an individual flexible premium deferred variable annuity contract issued by Fortis Benefits Insurance Company ("Fortis Benefits").
The contracts allow you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through Fortis Benefits' fixed account or a variable return accumulation option through a variable account or a combination of these two options. Under the variable return accumulation option, you can choose among the following investment portfolios (those portfolios which have a non-Fortis Subadvisor include the name of the subadvisor at the beginning of the portfolio name):


Money Market Series                         T. Rowe Price--Blue Chip Stock Series
U.S. Government Securities Series           AIM--Blue Chip Stock Series II
Diversified Income Series                   Lazard Frerres--International Stock Series
AIM--Multisector Bond Series                Dreyfus--Mid Cap Stock Series
High Yield Series                           Berger--Small Cap Value Series
T. Rowe Price -- International Stock        Global Growth Series
Series II                                   MFS--Global Equity Series
Asset Allocation Series                     Alliance--Large Cap Growth Series
American Leaders Series                     Investors Growth Series
Value Series                                Growth Stock Series
MFS--Capital Opportunities Series           Aggressive Growth Series
Growth & Income Series
Dreyfus--S&P 500 Index Series


The accompanying prospectus for these portfolios describes the investment objectives, policies and risks of each of the portfolios.

This prospectus gives you information about the contract that you should know before investing. This prospectus must be accompanied by a current prospectus of available investment portfolios. Both prospectuses should be read carefully and kept for future reference.

A Statement of Additional Information, dated May 1, 2000, about the contracts has been filed with the Securities and Exchange Commission and is available without charge, from Fortis Benefits at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 21 of this prospectus.

THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                PAGE
Special Terms Used in this Prospectus.......................      3
Information Concerning Fees and Charges.....................      4
Summary.....................................................      6
Fortis Benefits and the Separate Account....................      9
     - Fortis Benefits/Fortis Financial Group Member........      9
     - The Separate Account.................................      9
     - Fortis Series Fund, Inc..............................      9
Accumulation Period.........................................     10
     - Issuance of a Contract and Purchase Payments.........     10
     - Contract Value.......................................     10
     - Allocation of Purchase Payments and Contract Value...     11
     - Total and Partial Surrenders.........................     11
     - Telephone Transactions...............................     12
     - Benefit Payable on Death of Annuitant or Contract
      Owner.................................................     12
     - Contract Loans (Section 403(b) Qualified Contracts
      Only).................................................     13
The Annuity Period..........................................     14
     - Annuity Commencement Date............................     14
     - Commencement of Annuity Payments.....................     14
     - Relationship Between Subaccount Investment
      Performance and Amount of Variable Annuity Payments...     15
     - Annuity Options......................................     15
     - Death of Annuitant or Other Payee....................     15
Charges and Deductions......................................     15
     - Premium Taxes........................................     15
     - Annual Administrative Charge.........................     15
     - Charges Against the Separate Account.................     16
     - Surrender Charge.....................................     16
     - Miscellaneous........................................     17
     - Reduction of Charges.................................     17
Fixed Account...............................................     17
     - General Description..................................     17
     - Fixed Account Value..................................     18
     - Fixed Account Transfers, Total and Partial
      Surrenders............................................     18
General Provisions..........................................     18
     - The Contract.........................................     18
     - Postponement of Payments.............................     18
     - Misstatement of Age or Sex and Other Errors..........     18
     - Assignment and Ownership Rights......................     18
     - Beneficiary..........................................     18
     - Reports..............................................     19
Rights Reserved by Fortis Benefits..........................     19
Distribution................................................     19
Federal Tax Matters.........................................     19
Voting Privileges...........................................     22
State Regulation............................................     22
Legal Matters...............................................     22
Contents of Statement of Additional Information.............     23
Appendix A--Sample Death Benefit Calculations...............    A-1
Appendix B--Explanation of Expense Calculations.............    B-1

THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation PeriodThe time period under a contract between the contract date and the Annuity Period.

Accumulation Unit  A unit of measure used to calculate the interest of the contract owner in the Separate Account during the Accumulation Period.

Annuitant          A person during whose life annuity payments are to be made by
                   Fortis Benefits under the contract.

Annuity Period     The time period following the Accumulation Period, during
                   which annuity payments are made by Fortis Benefits.

Annuity Unit       A unit of measurement used to calculate variable annuity
                   payments.

Five Year Anniversary
                   The fifth anniversary of a contract date, and each subsequent fifth anniversary of that date.

Fixed Annuity Option
                   An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more fixed payments.

Fortis Group Funds All publicly-available mutual funds advised by Fortis
                   Advisers, Inc. (other than Fortis Money Portfolios, Inc.). Currently, these mutual funds are: Fortis Worldwide Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Fiduciary Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Income Portfolios, Inc., and Fortis Advantage Portfolios, Inc.

Fortis Series      The Fortis Series Fund, Inc., a diversified, open-end
                   management investment company in which the Separate Account invests.

Non-Qualified Contracts
                   Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.

Qualified ContractsContracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.

Separate Account   The segregated asset account referred to as Variable Account
                   D of Fortis Benefits Insurance Company established to receive and invest purchase payments made under contracts.

Valuation Date     Each business day of Fortis Benefits except, with respect to any subaccount, days on which the related portfolio does not value its shares. Generally, the portfolios value their shares on each day the New York Stock Exchange is open.

Valuation Period   The period that starts at the close of regular trading on the
                   New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

Variable Annuity Option
                   An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the subaccounts selected by the Annuitant.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION EXPENSES

     Front End Sales Charge Imposed on Purchases............       0%
     Maximum Surrender Charge for Sales Expenses (as a
     percentage of purchase payments).......................       5%(1)

  YEARS SINCE           AMOUNT OF
DATE OF PAYMENT          CHARGE
---------------         ---------
  Less than 5              5%
   5 or more               0%

     Other Surrender Fees...................................       0%
     Exchange Fee...........................................       0%
     Charge for Each 403(b) Contract Loan...................    $100
ANNUAL CONTRACT ADMINISTRATION CHARGE.......................    $ 35(2)
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     Mortality and Expense Risk Charge......................    1.25%
     Separate Account Administrative Charge.................     .10%
                                                                ----
       Total Separate Account Annual Expenses...............    1.35%

------------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge" or, payment of a death benefit.

(2) This charge, which is otherwise applied at each contract anniversary and total surrender of the contract, will not be charged during the Accumulation Period if the contract value as of such anniversary or surrender is $25,000 or more. Currently, Fortis Benefits waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

FORTIS SERIES ANNUAL EXPENSES (a)

                                         U.S.
                             MONEY    GOVERNMENT   DIVERSIFIED                               INTERNATIONAL     ASSET      AMERICAN
                             MARKET   SECURITIES     INCOME      MULTI SECTOR   HIGH YIELD       STOCK       ALLOCATION   LEADERS
                             SERIES     SERIES       SERIES      BOND SERIES      SERIES       SERIES II       SERIES      SERIES
                             ------   ----------   -----------   ------------   ----------   -------------   ----------   --------
Investment Advisory and
  Management Fee...........  0.30%      0.47%         0.47%         0.75%         0.50%          0.90%         0.47%       0.90%
Other Expenses.............  0.05%      0.05%         0.07%         0.15%         0.07%          0.12%         0.05%       0.35%
Total Series Fund Operating
  Expenses.................  0.35%      0.52%         0.54%         0.90%         0.57%          1.02%         0.52%       1.25%


                                         CAPITAL      GROWTH &   S&P 500
                             VALUE    OPPORTUNITIES    INCOME     INDEX
                             SERIES      SERIES        SERIES    SERIES
                             ------   -------------   --------   -------
Investment Advisory and
  Management Fee...........  0.70%        0.90%        0.63%      0.40%
Other Expenses.............  0.08%        0.35%        0.06%      0.06%
Total Series Fund Operating
  Expenses.................  0.78%        1.25%        0.69%      0.46%

                                                           BLUE
                                                           CHIP                                                    GLOBAL   GLOBAL
                                           BLUE CHIP       STOCK     INTERNATIONAL     MID CAP       SMALL CAP     GROWTH   EQUITY
                                          STOCK SERIES   SERIES II   STOCK SERIES    STOCK SERIES   VALUE SERIES   SERIES   SERIES
                                          ------------   ---------   -------------   ------------   ------------   ------   ------
Investment Advisory and Management
  Fee...................................     0.87%         0.95%         0.84%          0.90%          0.90%       0.70%    1.00%
Other Expenses..........................     0.05%         0.35%         0.10%          0.28%          0.14%       0.07%    0.35%
Total Series Fund Operating Expenses....     0.92%         1.30%         0.94%          1.18%          1.04%       0.77%    1.35%

                                          LARGE
                                           CAP     INVESTORS   GROWTH   AGGRESSIVE
                                          GROWTH    GROWTH     STOCK      GROWTH
                                          SERIES    SERIES     SERIES     SERIES
                                          ------   ---------   ------   ----------
Investment Advisory and Management
  Fee...................................  0.90%      0.90%     0.61%      0.66%
Other Expenses..........................  0.07%      0.35%     0.05%      0.06%
Total Series Fund Operating Expenses....  0.97%      1.25%     0.66%      0.72%

------------------------------
(a) As a percentage of Series average net assets based on 1999 historical data, except that for American Leaders, Capital Opportunities, Blue Chip Stock Series II, Global Equity and Investors Growth, these amounts are based upon estimates after reimbursement for the current fiscal year. The estimated expenses for those portfolios prior to reimbursement is as follows; Global Equity 1.40%, Investors Growth 1.30%, Capital Opportunities 1.30%, American Leaders 1.30% and Blue Chip II 1.30%.

EXAMPLES*

If you surrender your contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


       IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:            1 YEAR    3 YEARS    5 YEARS    10 YEARS
       ---------------------------------------------            ------    -------    -------    --------
Money Market................................................     $63       $ 99       $138        $203
U.S. Government Securities..................................      64        104        147         221
Diversified Income..........................................      64        105        148         223
Multisector Bond............................................      68        116        166         260
High Yield..................................................      65        106        150         226
International Stock II......................................      69        119        172         272
Asset Allocation............................................      64        104        147         221
American Leaders............................................      72        126        184         295
Value.......................................................      67        112        160         248
Capital Opportunities.......................................      72        126        184         295
Growth & Income.............................................      66        110        156         239
S&P 500 Index...............................................      64        103        144         215
Blue Chip Stock.............................................      68        116        167         262
Blue Chip Stock II..........................................      72        128        186         300
International Stock.........................................      68        117        168         264
MidCap Stock Series.........................................      71        124        180         288
Small Cap Value Series......................................      69        120        173         274
Global Growth...............................................      67        112        160         247
Global Equity...............................................      73        129        189         305
Large Cap Growth Series.....................................      69        118        170         267
Investors Growth Series.....................................      72        126        184         295
Growth Stock................................................      66        109        154         236
Aggressive Growth...........................................      66        110        157         242


If you commence an annuity payment option, or do not surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


       IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:            1 YEAR    3 YEARS    5 YEARS    10 YEARS
       ---------------------------------------------            ------    -------    -------    --------
Money Market................................................     $18        $54       $ 93        $203
U.S. Government Securities..................................      19         59        102         221
Diversified Income..........................................      19         60        103         223
Multisector Bond............................................      23         71        121         260
High Yield..................................................      20         61        105         226
International Stock II......................................      24         74        127         272
Asset Allocation............................................      19         59        102         221
American Leaders............................................      27         81        139         295
Value.......................................................      22         67        115         248
Capital Opportunities.......................................      27         81        139         295
Growth & Income.............................................      21         65        111         239
S&P 500 Index...............................................      19         58         99         215
Blue Chip Stock.............................................      23         71        122         262
Blue Chip Stock II..........................................      27         83        141         300
International Stock.........................................      23         72        123         264
MidCap Stock Series.........................................      26         79        135         288
Small Cap Value Series......................................      24         75        128         274
Global Growth...............................................      22         67        115         247
Global Equity...............................................      28         84        144         305
Large Cap Growth Series.....................................      24         73        125         267
Investors Growth Series.....................................      27         81        139         295
Growth Stock................................................      21         64        109         236
Aggressive Growth...........................................      21         65        112         242


------------------------------
* For purposes of these examples, the effect of the annual contract administration charge has been computed based on the average total contract value of all outstanding contracts during the year ended December 31, 1999 and the total actual amount of annual contract administration charges collected during the year.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
                         ------------------------------

The foregoing tables and examples, prescribed by the SEC, are included to assist contract owners in understanding the transaction and operating expenses imposed directly or indirectly under the contracts and Fortis Series. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix B for an explanation of the calculation set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this Prospectus. This Prospectus generally describes only the portion of the contract involving the Separate Account. For a brief description of Fortis Benefits' fixed account, please refer to the heading "Fixed Account" in this Prospectus. Variations from the information appearing in this Prospectus due to requirements particular to your state are described in supplements which are attached to this Prospectus, or in endorsements to the contract, as appropriate.

The contract is designed to provide individuals with retirement benefits through the accumulation of net purchase payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

PURCHASE PAYMENTS

For individual contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required, if the contract value is at least $500 by the end of the first contract year and at least $1,000 by the end of second contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the contract date, the initial purchase payment is allocated, as specified by the contract owner in the contract application, among one or more of the subaccounts of the Separate Account, or to the fixed account, or to both. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the contract owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS

Each of the subaccounts of the Separate Account invests in shares of a corresponding portfolio of Fortis Series. The investment objective of each of the subaccounts of the Separate Account and that of the corresponding portfolio of Fortis Series is the same.

Contract value in each of the subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding portfolio, as well as deductions for certain charges.

Each portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each portfolio. The portfolios also bear most of their other expenses. A full description of the portfolios and their investment objectives, policies and risks can be found in the current Prospectus for Fortis Series, which accompanies this Prospectus, and Fortis Series' Statement of Additional Information, which is available upon request from Fortis Benefits at the address and phone number on the cover of this prospectus.

TRANSFERS

During the Accumulation Period, you can transfer all or part of your contract value from one subaccount to another or into the fixed account. Additionally, during the accumulation period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS

All or part of the contract value of a contract may be surrendered by you before the earlier of the Annuitant's death or the annuity commencement date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the contract value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

LOANS UNDER CERTAIN QUALIFIED CONTRACTS

If a contract is qualified under Section 403(b) of the Internal Revenue Code, you may take out loans from Fortis Benefits during the Accumulation Period. There are limits on the amount of such loans, and the loan will be secured by the contract. Principal and interest on a loan must in most cases be paid over a five year period, and failure to make these payments may have adverse tax consequences. For a more detailed discussion of these and other terms and conditions of contract loans, see "Accumulation Period--Contract Loans (Section 403(b) Qualified Contracts Only)."

CHARGES AND DEDUCTIONS

We deduct daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks we assume and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risk Charge" and "Administrative Expense Charge" under the heading "Charges Against the Separate Account."

In order to permit investment of the entire net purchase payment, we do not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the contract to help defray expenses relating to the sale of the contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 5% of the purchase payments made to date.

There is also an annual administrative charge each year for contract administration and maintenance. This charge is $35 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the contract date and upon total surrender of the contract. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon us, either at the time purchase payments are made or when contract value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the contract value upon surrender, death of the Annuitant or contract owner, or annuitization of the contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS

The contract provides several types of annuity benefits to Annuitants or their beneficiaries, including Fixed and Variable Annuity Options. The contract owner has considerable flexibility in choosing the annuity commencement date. However, the tax implications of an annuity commencement date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event that the Annuitant or contract owner dies prior to the annuity commencement date, a death benefit is payable to the beneficiary of the contract. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT

You have a right to examine the contract. You can cancel the contract by delivering or mailing it, together with a written request, to Fortis Benefits' home office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date postmarked. We will pay you the then current contract value. However, if applicable state law so requires, the full amount of the purchase payments received by us will be refunded.

LIMITATIONS IMPOSED BY RETIREMENT PLANS

Certain rights a contract owner would otherwise have under a contract may be limited by the terms of any employee benefit plan in connection with which the contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a contract is issued.

TAX IMPLICATIONS

The tax implications for contract owners, Annuitants and beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures or the contract should be directed to your sales representative, or Fortis Benefits' home office: P.O. Box 64272, St. Paul, Minnesota 55164; 1-800-800-2000 (Ext. 3057). For certain current information relating to contract values such as subaccount unit values, interest rates in the fixed account, and your contract value, call 1-800-800-2000 (ext. 5448). Purchase payments and written requests should be mailed or delivered to the same home office address. All communications should include the contract number, the contract owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-800-2000 (Ext. 3057).

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at Fortis Benefits' home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit information for subaccounts of the Separate Account through December 31, 1999. Accumulation units have been rounded to the nearest whole unit.


                                MONEY      U.S. GOV'T    DIVERSIFIED   MULTISECTOR      HIGH       INTERNATIONAL      ASSET
                               MARKET      SECURITIES      INCOME         BOND          YIELD        STOCK II       ALLOCATION
                               ------      ----------    -----------   -----------      -----      -------------    ----------
December 31, 1999
 Accumulation Units in
   Force...................   59,567,286     6,961,590    46,271,405     1,402,949     4,713,245      3,230,312     152,820,325
 Accumulation Unit
   Values..................       $1.587       $17.823        $1.998       $12.092       $12.779        $16.150          $3.923
December 31, 1998
 Accumulation Units in
   Force...................   39,532,433     7,577,700    51,323,231     1,236,211     4,984,906      3,315,158     160,803,266
 Accumulation Unit
   Values..................       $1.532       $18.421        $2.059       $13.254       $12.823        $16.513          $3.326
December 31, 1997
 Accumulation Units in
   Force...................   31,491,629     7,743,923    49,942,498     1,123,401     4,194,544      2,918,483     156,035,843
 Accumulation Unit
   Values..................    $1.474617    $17.149938     $1.963344    $11.837281    $12.917282     $14.433538       $2.809839
December 31, 1996
 Accumulation Units in
   Force...................   36,220,947     9,635,092    55,653,680     1,088,043     3,337,604      2,330,884     154,525,474
 Accumulation Unit
   Values..................       $1.418       $15.935        $1.801       $11.961       $11.928        $12.884          $2.368
January 1, 1996*
 Accumulation Unit
   Values..................      --            --            --            --            --             --              --
December 31, 1995
 Accumulation Units in
   Force...................   26,915,976    10,989,914    59,213,865       574,142     2,321,419      1,117,596     148,700,081
 Accumulation Unit
   Values..................       $1.367       $15.805        $1.753       $11.743       $10.941        $11.590          $2.134
January 1, 1995*
 Accumulation Unit
   Values..................      --            --            --            $10.000       --             $10.000         --
December 31, 1994
 Accumulation Units in
   Force...................   30,697,764    12,271,738    62,744,615       --          1,216,957        --          137,642,102
 Accumulation Unit Value...       $1.311       $13.483        $1.515       --             $9.834        --               $1.773
May 1, 1994*
 Accumulation Unit Value...      --            --            --            --              10.00        --              --
December 31, 1993
 Accumulation Units in
   Force...................   21,315,022    15,601,818    56,005,709       --            --             --          106,834,367
 Accumulation Unit Value...       $1.278       $14.609        $1.621       --            --             --               $1.797
December 31, 1992
 Accumulation Units in
   Force...................   20,674,556     9,505,984    19,353,521       --            --             --           49,688,937
 Accumulation Unit Value...       $1.261       $13.529        $1.457       --            --             --               $1.665
May 1, 1992*
 Accumulation Unit Value...      --            --            --            --            --             --              --
December 31, 1991
 Accumulation Units in
   Force...................    7,235,168     3,595,759     6,056,976       --            --             --           17,772,323
 Accumulation Unit Value...       $1.237       $12.922        $1.379       --            --             --               $1.578
December 31, 1990
 Accumulation Units in
   Force...................    5,632,146       747,992     2,352,517       --            --             --            8,249,373
 Accumulation Unit Value...       $1.184       $11.450        $1.220       --            --             --               $1.253


                                            GROWTH &                      BLUE       INTERNATIONAL     GLOBAL         GROWTH
                                VALUE        INCOME        S&P 500        CHIP           STOCK         GROWTH         STOCK
                                -----       --------       -------        ----       -------------     ------         ------
December 31, 1999
 Accumulation Units in
   Force...................    4,744,081    10,994,926    14,134,177     9,671,577      5,344,248      9,640,858    114,976,011
 Accumulation Unit
   Values..................      $15.875       $23.775       $22.189       $21.571        $19.711        $33.343         $5.925
December 31, 1998
 Accumulation Units in
   Force...................    4,869,102    12,171,938    10,440,486     7,548,794      4,751,940     11,744,865    136,042,148
 Accumulation Unit
   Values..................      $14.768       $21.767       $18.689       $18.238        $16.113        $21.433         $3.870
December 31, 1997
 Accumulation Units in
   Force...................    3,402,217    11,003,248     5,491,818     4,149,587      4,239,821     13,725,612    156,975,866
 Accumulation Unit
   Values..................   $13.651572    $19.487584    $14.786540    $14.429421     $14.021796     $19.507894      $3.296005
December 31, 1996
 Accumulation Units in
   Force...................    1,071,648     7,892,683     1,259,758       915,358      3,137,348     13,713,860    169,095,500
 Accumulation Unit
   Values..................      $11.048       $15.468       $11.326       $11.520        $12.690        $18.510         $2.971
January 1, 1996*
 Accumulation Unit
   Values..................      $10.000       --            $10.000       $10.000        --             --             --
December 31, 1995
 Accumulation Units in
   Force...................      --          4,204,163       --            --           1,157,063     10,769,830    160,247,280
 Accumulation Unit
   Values..................      --            $12.904       --            --             $11.271        $15.754         $2.587
January 1, 1995*
 Accumulation Unit
   Values..................      --            --            --            --             $10.000        --             --
December 31, 1994
 Accumulation Units in
   Force...................      --          1,489,617       --            --             --          10,055,959    148,657,108
 Accumulation Unit Value...      --            $10.083       --            --             --             $12.236         $2.054
May 1, 1994*
 Accumulation Unit Value...      --              10.00       --            --             --             --             --
December 31, 1993
 Accumulation Units in
   Force...................      --            --            --            --             --           5,108,957    118,720,649
 Accumulation Unit Value...      --            --            --            --             --             $12.784         $2.142
December 31, 1992
 Accumulation Units in
   Force...................      --            --            --            --             --             698,720     79,582,321
 Accumulation Unit Value...      --            --            --            --             --             $10.989         $1.996
May 1, 1992*
 Accumulation Unit Value...      --            --            --            --             --               10.00        --
December 31, 1991
 Accumulation Units in
   Force...................      --            --            --            --             --             --          42,946,178
 Accumulation Unit Value...      --            --            --            --             --             --              $1.966
December 31, 1990
 Accumulation Units in
   Force...................      --            --            --            --             --             --          14,690,313
 Accumulation Unit Value...      --            --            --            --             --             --              $1.298

                                                         LARGE
                             AGGRESSIVE     MID CAP       CAP      SMALL CAP
                               GROWTH        STOCK      GROWTH       VALUE
                             ----------     -------     ------     ---------
December 31, 1999
 Accumulation Units in
   Force...................    6,379,981   1,441,402   3,962,830   2,496,974
 Accumulation Unit
   Values..................      $32.680     $10.538     $14.754     $10.659
December 31, 1998
 Accumulation Units in
   Force...................    6,165,803     765,338     842,995   1,098,102
 Accumulation Unit
   Values..................      $15.829      $9.625     $11.755      $9.367
December 31, 1997
 Accumulation Units in
   Force...................    6,551,677      --          --          --
 Accumulation Unit
   Values..................   $13.241215      --          --          --
December 31, 1996
 Accumulation Units in
   Force...................    5,706,895      --          --          --
 Accumulation Unit
   Values..................      $13.232      --          --          --
January 1, 1996*
 Accumulation Unit
   Values..................      --           --          --          --
December 31, 1995
 Accumulation Units in
   Force...................    3,033,587      --          --          --
 Accumulation Unit
   Values..................      $12.461      --          --          --
January 1, 1995*
 Accumulation Unit
   Values..................      --           --          --          --
December 31, 1994
 Accumulation Units in
   Force...................    1,155,647      --          --          --
 Accumulation Unit Value...       $9.723      --          --          --
May 1, 1994*
 Accumulation Unit Value...        10.00      --          --          --
December 31, 1993
 Accumulation Units in
   Force...................      --           --          --          --
 Accumulation Unit Value...      --           --          --          --
December 31, 1992
 Accumulation Units in
   Force...................      --           --          --          --
 Accumulation Unit Value...      --           --          --          --
May 1, 1992*
 Accumulation Unit Value...      --           --          --          --
December 31, 1991
 Accumulation Units in
   Force...................      --           --          --          --
 Accumulation Unit Value...      --           --          --          --
December 31, 1990
 Accumulation Units in
   Force...................      --           --          --          --
 Accumulation Unit Value...      --           --          --          --


------------------------------
* Accumulation Unit Value at Date of initial registration effectiveness.

Audited financial statements of the Separate Account and Fortis Benefits are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the subaccount over period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FORTIS BENEFITS AND THE SEPARATE ACCOUNT

FORTIS BENEFITS/FORTIS FINANCIAL GROUP MEMBER

Fortis Benefits Insurance Company is the issuer of the contracts. At the end of 1999, Fortis Benefits had approximately $101 billion of total life insurance in force. Fortis Benefits is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis (NL)N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.

Fortis Benefits is a member of the Fortis Financial Group. This Group is a joint effort by Fortis Benefits, Fortis Advisers, Inc., Fortis Investors, Inc. and Fortis Insurance Company (formerly Time Insurance Company) to offer financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.

Fortis (NL)N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis
(B). is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis (NL)N.V. and Fortis (B). have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, and financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had approximately $406 billion in assets at the end of 1999.

All of the guarantees and commitments under the contracts are general obligations of Fortis Benefits, regardless of whether you have allocated the contract value to the Separate Account or to the fixed account. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the contracts.

THE SEPARATE ACCOUNT

The Separate Account, is a segregated investment account of Fortis Benefits. Fortis Benefits was established as Variable Account D under Minnesota insurance law as of October 14, 1987. The assets allocated to the Separate Account are the exclusive property of Fortis Benefits. The Separate Account is an integral part of Fortis Benefits. However the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management or investment practices or policies of the Separate Account or of Fortis Benefits by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Fortis Benefits. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of Fortis Benefits. Fortis Benefits may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. Fortis Benefits may from time to time transfer to its general account any of such excess amounts.

The Separate Account has subaccounts. The assets in each subaccount are invested exclusively in a distinct class (or series) of stock issued by Fortis Series, each of which represents a separate investment portfolio within Fortis Series. Income and both realized and unrealized gains or losses from the assets of each subaccount of the Separate Account are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business we may conduct. We may add or eliminate new subaccounts as new portfolios are added to Fortis Series or are eliminated.

FORTIS SERIES FUND, INC.

Fortis Series is a "series" type of mutual fund. Fortis Series is registered with the Securities and Exchange Commission as a diversified, open-end management investment company under the Investment Company Act of 1940. Fortis Series has served as the investment medium for the Separate Account since the Separate Account began operations. Fortis Series is also the investment medium for the Variable Account of Fortis Benefits. Variable life insurance policies are issued through Fortis Benefits. We do not foresee any conflict between your interests and the interests of life insurance policy owners. However, Fortis Series' Board of Directors will monitor to identify any material, irreconcilable conflicts that may develop. Fortis Series' Board of Directors will determine what action, if any, should be taken in response. If it becomes necessary for any separate account to replace shares of any portfolio with another investment, the portfolio may have to liquidate securities on a disadvantageous basis.

Fortis Benefits purchases and redeems Fortis Series' shares for the Separate Account at their net asset value without any sales or redemption charges. These shares are interests in the portfolios of Fortis Series available for investment by the Separate Account. Each portfolio corresponds to one of the subaccounts of the Separate Account. The assets of each portfolio are separate from the assets of other portfolios. In addition, each Series operates as a separate investment portfolio whose investment performance has no effect on the investment performance of any other portfolio.

We automatically reinvest dividends or capital gain distributions attributable to contracts in shares of the portfolio from which they are received at that portfolio's net asset value on the date paid. These dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding portfolio and increasing, by an equivalent value, the number of shares outstanding of that portfolio. However, the value of the interests of contract owners, Annuitants and beneficiaries in the corresponding subaccount will not change as a result of any of these dividends and distributions.

The portfolios of Fortis Series available for investment by the Separate Account are set forth on the cover of this prospectus.

A full description of the portfolios, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for Fortis Series accompanying this Prospectus and in the Statement of Additional Information for Fortis Series referred to therein. Additional copies of these documents may be obtained from your sales representative or from our home office.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

We reserve the right to reject any application for a contract or any purchase payment for any reason. If we accept your issuing instructions in the form received, we will credit the initial purchase payment within two Valuation Dates after the later of (1) receipt of the issuing instructions or (2) receipt of the initial purchase payment at our home office. If we cannot credit the initial purchase payment within five Valuation Dates after receipt because the issuing instructions are incomplete, we will return the initial purchase payment unless you consent to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled.

The date that we apply the initial purchase payment to the purchase of the contract is the contract date. The contract date is the date used to determine contract years, regardless of when we deliver the contract. Our crediting of investment experience in the Separate Account, or a fixed rate of return in the fixed account, begins as of the contract date, even if that date is delayed due to an incomplete application.

We will accept additional purchase payments at any time after the contract date and prior to the annuity commencement date, as long as the Annuitant is living. You must transmit purchase payments (together with any required information identifying the proper contracts and accounts to be credited with purchase payments) to our home office. We credit additional purchase payments to the contract, and add to the contract value, as of the end of the Valuation Period in which we receive the payments.

Each additional purchase payment must be at least $50; except that, under contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each contract at all times average $50. In no case, however, will a purchase payment be accepted if it is less than $25, and we reserve the right to raise this minimum to not more than $100. The total of all purchase payments for all contracts having the same owner, participant or annuitant may not exceed $1 million (not more than $500,000 allocated to the fixed account) without our prior approval. We reserve the right to modify this limitation at any time.

You may make purchase payments in excess of the initial minimum by monthly draft against a bank account if you have completed and returned to us a special "Thrift-O-Matic" authorization form. You may get the form from your sales representative or from our home office. We can also arrange for you to make purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to Fortis Benefits Insurance Company.

We may cancel any contract with a contract value of less than $1,000. (Under our current administrative procedures, however, we will not cancel a contract during the first two contract years, if the contract value is at least $500 by the end of the first contract year.) We will provide the contract owner with 90 days' written notice so that additional purchase payments may be made in order to raise the contract value above the applicable minimum. Otherwise, we may cancel the contract as of the end of the Valuation Period which includes the next anniversary of the contract date. We will consider this a surrender of the contract and impose the same charges we would impose upon a surrender. See "Total and Partial Surrenders." So long as the contract value remains above $1,000, no additional purchase payments under a contract are ever required.

CONTRACT VALUE

Contract value is the total of any separate account value in all the subaccounts of the Separate Account, plus any fixed account value. For a discussion of how fixed account value is calculated, see "The Fixed Account."

The contract guarantees no minimum Separate Account value. The Separate Account value will reflect the investment experience of the chosen subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the contract. Therefore, the separate account value changes from Valuation Period to Valuation Period. You bear the entire investment risk for the contract value that you allocate to the Separate account.

Determination of Separate Account Value. A contract's Separate Account value is based on Accumulation Unit values, that we determined on each Valuation Date. The value of an Accumulation Unit for a subaccount on any Valuation Date is equal to the previous value of that subaccount's Accumulation Unit multiplied by that subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Purchase payments applied to a given subaccount will be used to purchase Accumulation Units at the unit value of that subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value--Allocation of Purchase Payments."

At the end of any Valuation Period, a contract's separate account value in a subaccount is equal to:

     - the number of Accumulation Units in the subaccount; times

     - the value of one Accumulation Unit for that subaccount.

The number of Accumulation Units in each subaccount is equal to:

     - the initial Accumulation Units purchased on the contract date; plus

     - accumulation Units purchased at the time that additional net purchase payments are allocated to the subaccount; plus

     - accumulation Units purchased through transfers from another subaccount or from the fixed account; less

     - accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the subaccount; less

     - accumulation Units redeemed as part of a transfer to another subaccount or to the fixed account; less

     - accumulation Units redeemed to pay charges under the contract.

Net Investment Factor. The net investment factor for a subaccount is determined by dividing (1) the net asset value per share of the portfolio shares held by the subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the portfolio shares held by the subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the subaccount or any other taxes which are attributable to the contract, by (2) the net asset value per share of the portfolio shares held in the subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

A subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a contract and the investment performance of the subaccount during the Valuation Period. If the net investment factor is greater than one, the subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the subaccount's Accumulation Unit value has decreased.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Allocation of Purchase Payments. In your application for a contract, you may allocate net purchase payments, or portions of payments, to the:

     - available subaccounts of the Separate Account

     - or to the fixed account,

     - or both.

Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future net purchase payments may be changed, without charge, at any time by sending a written request to Fortis Benefits' home office. Changes in the allocation of future net purchase payments will be effective on the date we receive your written request.

Transfers. You may transfer contract value:

     - from one available subaccount to another

     - or into the fixed account.

You must request transfers by written request to Fortis Benefits' home office, or by telephone transfer as described below.

We do not currently impose a charge for any transfer. All or part of the contract value in one or more subaccounts of the Separate Account may be transferred at one time. We may permit a continuing request for transfers automatically and on a periodic basis. However, we reserve the right to restrict the frequency of transfers or to otherwise condition, terminate, or impose charges (not to exceed $25 per transfer) upon transfers out of a subaccount during the Accumulation Period. Currently, our only restriction on the frequency of transfers is a prohibition of making transfers into the fixed account within six months of a transfer out of the fixed account. We restrict transfers of contract value from the fixed account in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." We will count all transfers between and among the subaccounts of the Separate Account and the fixed account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request.

Certain restrictions on very substantial allocations to any one subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

Total Surrenders. You may surrender all of the cash surrender value at any time during the life of the Annuitant and prior to the annuity commencement date. You must totally surrender by a written request sent to Fortis Benefits' home office. We reserve the right to require that the contract be returned to us prior to making payment, although this will not affect our determination of the amount of the cash surrender value. Cash surrender value is:

     - the contract value at the end of the Valuation Period during which Fortis Benefits receives the written request for the total surrender at its home office, less

     - any applicable surrender charge and less

     - any applicable administrative charge.

For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

We must receive written consent of all collateral assignees and irrevocable beneficiaries prior to any total surrender. We will generally pay surrenders from the Separate Account within seven days of the date of receipt by Fortis Benefits' home office of the written request. We may postpone payments, however, in certain circumstances. See "Postponement of Payment."

Since the contract owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount we pay upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total net purchase payments you made. After a surrender of the cash surrender value or at any time the contract value is zero all rights of the contract owner, Annuitant, and any beneficiary, will terminate.

Partial Surrenders. At any time during the life of the annuitant and prior to the Commencement Date, you may surrender a portion of the fixed account and/or the Separate Account value. You must request partial surrender by a written request sent to Fortis Benefits' home office. The minimum partial surrender amount is $500, including any surrender charge. Fortis Benefits will surrender the entire cash surrender value under the contract, if the total contract value in both the Separate Account and fixed account would be less than $1,000 after the partial surrender. (However, under our current administrative procedures, we will honor a surrender request during the first two contract years without regard to the remaining contract value.)

You should specify the subaccounts of the Separate Account or the fixed account that you wish to partially surrender. If you do not specify, we take the partial surrender from the subaccounts and the fixed account on a pro rata basis.

We will surrender Accumulation Units from the Separate Account and/ or dollar amounts from the fixed account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. We will reduce the partial surrender by the amount of any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which we receive the written request for partial surrender at our home office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a
Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

TELEPHONE TRANSACTIONS

You or your representative may make certain requests under the contract by telephone if we have a written telephone authorization on file. These include requests for (1) transfers, (2) withdrawals, and (3) changes in purchase payment allocation instructions, dollar-cost averaging, portfolio rebalancing program and systematic withdrawal. Our home office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among others, (1) requiring some form of personal identification such as your address and social security number prior to acting upon instructions received by telephone, (2) providing written confirmation of such transactions, and/or (3) tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. We may be liable for any losses due to unauthorized or fraudulent instructions if we do not employ reasonable procedures. If we do employ reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to place limits, including dollar limits, on telephone transactions.

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER

If the owner or Annuitant dies prior to the annuity commencement date, we will pay a death benefit to the beneficiary. If more than one Annuitant has been named, we will pay the death benefit payable upon the death of an Annuitant only upon the death of the last survivor of the persons so named.

If the contract is issued on or after May 1, 1997 and in a state that has approved the Enhanced Death Benefit Rider (check with your representative as to its availability in your state), the death benefit will be equal to the greater of (1), (2), or (3) as follows:

(1)(a) If a contract owner or the Annuitant dies before the date any contract owner or Annuitant first reaches age 75, the accumulation of net purchase payments made less all prior surrenders and less previously imposed surrender charges at an effective annual rate of 3.0%. This amount may not exceed a maximum of two times the following: net purchase payments made less all prior surrenders and less previously imposed surrender charges. This amount is referred to as the "roll-up amount."

                                       or

(1)(b) If the Annuitant or a contract owner dies on or after the date any contract owner or Annuitant first reaches age 75, the roll-up amount as of the date that a contract owner or Annuitant first reaches age 75 plus subsequent net purchase payments made, less subsequent surrenders and less subsequently imposed surrender charges.

(2) The contract value as of the date used for valuing the death benefit.

(3) The contract value (less the amount of any subsequent surrenders and surrender charges) as of the contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the contract owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)

If the contract is issued prior to May 1, 1997, or on or after that date in a state that has not approved the Enhanced Death Benefit Rider, the death benefit will be equal to the greater of (1), (2), or (3) as follows:

(1) the sum of all net purchase payments made, less all prior surrenders (other than any automatic surrenders made to pay the annual administrative charge) and previously-imposed surrender charges,

(2) the contract value as of the date used for valuing the death benefit, or

(3) the contract value (less the amount of any subsequent surrenders and surrender charges) as of the contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the contract owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)

See Appendix A for sample death benefit calculations. The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by

Fortis Benefits in behalf of the contract owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our home office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a written request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The beneficiary may (1) receive a single sum payment, which terminates the contract, or (2) select an annuity option. If the beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the contract. If the beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: (1) a copy of a certified death certificate; (2) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death.

The Internal Revenue Code requires that a Non-Qualified Contract contain certain provisions about an owner's death. We discuss these provisions below under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the contract owner be promptly transmitted to us at our home office, so that we can make arrangements for distribution of the entire interest in the contract to the beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the contract not being treated as an annuity contract for federal income tax purposes with possible adverse tax consequences.

CONTRACT LOANS (SECTION 403(b) QUALIFIED CONTRACTS ONLY)

During the Accumulation Period, you may request a loan from the contract value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. We will provide you with forms which you must use if you wish to apply for a loan. You can obtain these forms from our home office.

Any loan will be secured by a security interest in the contract. We will hold an amount equal to the loan in the fixed account, where we will credit it with a fixed account interest rate equal to the contract guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the subaccounts to the fixed account. In this case, unless you select specific subaccounts, we will transfer the amount proportionately from existing subaccount balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1) 50% of the contract value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

     - a governmental employer plan,

     - a church plan, or

     - a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities Act of 1994),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the contract value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1) $10,000 or

(2) the contract value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of

(1) $10,000 or

(2) the contract value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or contract owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

Transfers from the fixed account of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the contract are also restricted while a loan is outstanding. The minimum contract value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the fixed account can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, Fortis Benefits cautions that employers and contract owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

You may specify an annuity commencement date, in your application. The annuity commencement date marks the beginning of the period during which an Annuitant receives annuity payments under the contract. Except for contracts issued in connection with life insurance policies issued by Fortis Benefits, the annuity commencement date must be at least two years after the contract date.

The Internal Revenue Code may impose penalty taxes on amounts distributed either too soon or too late depending on the type of retirement arrangement involved. See "Federal Tax Matters." You should consider this carefully in selecting or changing an annuity commencement date.

You must submit a written request to us in order to advance or defer the annuity commencement date. You must submit a written request during the Annuitant's lifetime. We must receive the request at our home office at least 30 days before the then-scheduled annuity commencement date. The new annuity commencement date must also be at least 30 days after we receive the written request. You have no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

We may pay the entire contract value, rather than apply the amount to an annuity option, if the contract value at the end of the Valuation Period that contains the annuity commencement date is less than $5,000. We would make the payment in a single sum to the Annuitant or other properly designated payee and cancel the contract. We would not impose any charge other than the premium tax charge.

Otherwise, we will apply (1) the fixed account value to provide a Fixed Annuity Option and (2) the separate account value in any subaccount to provide a Variable Annuity Option using the same subaccount, unless you have notified us by written request to apply the fixed account value and separate account value in different proportions. We must receive written request at our home office at least 30 days before the annuity commencement date.

We will make Annuity payments under a Fixed or Variable Annuity Option on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If you name more than one person as an Annuitant, you may elect to name one of such persons to be the sole Annuitant as of the annuity commencement date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50.

The amount of each annuity payment will depend on (1) the amount of contract value applied to an annuity option, (2) the form of annuity selected and (3) the age of the Annuitant. For information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, see "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity option selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of an annuity payment depends on the average effective net investment return of a subaccount during the period since the preceding payment, as follows:

     - if the return is higher than 4% annually, the Annuity Unit Value will increase, and the second payment will be higher than the first; and

     - if the return is lower than 4% annually, the Annuity Unit Value will decrease, and the second payment will be lower.

"Net investment return," for this purpose, refers to the subaccount's overall investment performance, after deduction of the mortality and expense risk and administrative expense charges, which are assessed at an annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $35 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

Transfers. A person receiving annuity payments may make up to four transfers a year among subaccounts or from subaccounts to the fixed account. The current procedures for these transfers are the same as we describe above under "Allocation of Purchase Payments and Contract Value--Transfers." We do not permit transfers out of the fixed account during the Annuity Period.

ANNUITY OPTIONS

You may select an annuity option or change a previous selection by written request. We must receive your request at least 30 days before the annuity commencement date. You may select one annuity form, although payments under that form may be on a combination fixed and variable basis. If no annuity form selection is in effect on the annuity commencement date, we usually automatically apply Option B (described below), with payments guaranteed for ten years. However, federal pension law may require that we make default payments under certain retirement plans pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

Your contract offers the following options for fixed and variable annuity payments. Under each of the options, we make payments as of the first Valuation Date of each monthly period, starting with the annuity commencement date.

Option A, Life Annuity. We make no payments after the Annuitant dies. It is possible for the annuitant to receive only one payment under this option if the Annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 10 Years or 20 Years. We continue payments as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed payments, we continue installments of the guaranteed payments to the beneficiary.

Option C, Joint and Full Survivor Annuity. We continue payments as long as either the Annuitant or the joint Annuitant is alive. We stop payments when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both Annuitants die before the second payment is due.

Option D, Joint and One-Half Contingent Survivor Annuity. We continue payments as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, we continue payments to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, we continue payments to the Annuitant at the original full amount. We stop payments when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both Annuitants die before the second payment is due.

We also have other annuity options available. You can get information about them from your sales representative or by calling or writing to our home office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by us, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts". Though the rules there described do not apply to contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

We deduct state premium taxes as follows:

     - when imposed on purchase payments, we pay the amount on your behalf and deduct the amount from your contract value upon (1) our payment of surrender proceeds or death benefit or (2) annuitization of a contract; or

     - when imposed at the time annuity payments begin, we deduct the amount from your contract value.

Applicable premium tax rates depend upon your place of residence. Currently, premium taxes and similar assessments range from 0% to 3.5% of purchase payments or the amount annuitized. Rates can change by legislation, administrative interpretations or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE

A $35 annual administrative charge is deducted from the contract value on each anniversary of the contract date. Some states require a lower administration charge. Therefore, your annual administration charge may be lower. This charge helps to cover administrative costs incurred in:

     - issuing contracts,

     - establishing and maintaining records relating to Contracts,

     - making regulatory filings and furnishing confirmation notices,

     - voting materials and other communications,

     - providing computer, actuarial and accounting services,

     - and processing contract transactions.

We will initially waive this charge during the Annuity Period, although we reserve the right to reinstitute it at any time. In addition, we will waive this charge during the Accumulation Period if the contract value is $25,000 or more at the end of the contract year. We will also waive this charge upon total surrender.

We will deduct the annual administration charge by redeeming Accumulation Units from each subaccount of the separate account and by redeeming Accumulation Units from the fixed account. Contract value is the total value of the separate account and the fixed account. We will redeem Accumulation Units in proportion to the allocation of contract value among both:

     - the subaccounts of the separate account, and

     - the fixed account.

If you totally surrender the contract and the contract value is less than $25,000, we will deduct the full annual administration charge at the time of surrender.

CHARGES AGAINST THE SEPARATE ACCOUNT

We will assess certain charges against the separate account. These charges will be assessed as a percentage of the net assets of the separate account. These charges compensate us for contract risks and for administrative expenses.

Mortality and Expense Risk Charge. We assess each subaccount of the Separate Account with a daily charge for mortality and expense risk. This charge is a nominal annual rate of 1.25% of the average daily net assets of the Separate Account. It consists of approximately .8% for mortality risk and approximately
 .45% for expense risk. We guarantee not to increase this charge for the duration of the contract. We assess this charge daily when we determine the value of an Accumulation Unit. This charge is assessed during both the Accumulation Period and the Annuity Period.

The mortality risk borne by us arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have an adverse effect on the annuity payments the Annuitant will receive under the contract. This relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.

In addition, we bear a mortality risk in that we guarantee to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of an Annuitant or contract owner prior to the annuity commencement date. We do not impose a surrender charge upon payment of a death benefit. This places a further mortality risk on us.

The expense risk we assume is that actual expenses incurred in connection with issuing and administering the contracts will exceed the limits on administrative charges set in the contracts.

We bear the loss if the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed. Conversely, we profit if the amount deducted proves more than sufficient.

Administrative Expense Charge. We assess each subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the subaccount. We assess this charge during both the Accumulation Period and the Annuity Period. The daily administrative expense charge helps cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses incurred. There is no necessary relationship between the amount of administrative charges assessed on a given contract and the amount of expenses actually incurred for that contract.

Tax Charge. We currently impose no charge for taxes payable by us in connection with this contract, other than for applicable premium taxes. We reserve the right to impose a charge for any other taxes that may become payable by us in the future for the contracts or the Separate Account.

The annual administrative charge and charges against the Separate Account described above are for the purposes described. We may receive a profit as a result of these charges.

SURRENDER CHARGE

We do not deduct a sales charge from purchase payments. We deduct surrender charges on certain total or partial surrenders. We use the revenues from surrender charges to partially pay our expenses in the sale of the contracts, including (1) commissions (2) promotional, distribution, and marketing expenses, and (3) costs of printing and distribution of prospectuses and sales material.

Free Surrenders. You can withdraw the following amounts from the contract without a surrender charge:

     - Any purchase payments that we received more than five years before the surrender date and that you have not previously surrendered;

     - In any contract year, up to 10% of the purchase payments that we received less than five years before the surrender date (whether or not you have previously surrendered the purchase payments).

Surrender charges do not apply to contract earnings. Therefore, we deem purchase payments not subject to a surrender charge as withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. We assume that all purchase payments are withdrawn before earnings are withdrawn. (However, for federal income tax purposes, we will deem that certain partial surrenders come first from earnings. See "Federal Tax Matters.")

We do not impose a surrender charge on (1) annuitization or (2) payment of a single sum because the contract value is less than the minimum required to provide an annuity on the annuity commencement date or (3) payment of any death benefit.

In addition, we have an administrative policy to waive surrender charges for full surrenders of contracts that have been in force for at least ten years if the amount then subject to the surrender charge is less than 25% of the contract value. We reserve the right to change or terminate this practice at any time, both for new and for previously issued contracts.

Amount of Surrender Charge. We only apply surrender charges if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is 5% of the purchase payments withdrawn which we received less than five years before the surrender date.

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient, we will pay such costs from our general account assets. Those assets will include any profit that we derive from the mortality and expense risk charge.

Nursing Care/Hospitalization Waiver of Surrender Charges. We do not deduct surrender charges for a total or partial withdrawal:

     - after a covered person has been confined in a hospital or skilled health care facility for at least 60 consecutive days and the covered person continues to be confined in the hospital or skilled care facility when the request is made; or

     - within 60 days following a covered person's discharge from a hospital or skilled health care facility after confinement of at least 60 consecutive days.

Confinement must begin after the effective date of this provision.

Covered persons are the contract owner or owners and the spouse of any contract owner if the spouse is the Annuitant. We will not waive surrender charges when a confinement is due to (1) substance abuse, or (2) mental or personality disorders without a demonstrable organic disease. We consider a degenerative brain disease such as Alzheimer's Disease an organic disease.

We provide this nursing care/hospitalization waiver of surrender charges by means of a rider to the contract. This rider has not been approved in all states. When you apply for a contract you should check with your Fortis Benefits representative to determine if this rider is available in your state.

MISCELLANEOUS

The Separate Account invests in shares of the portfolios. Therefore, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the portfolios and described in their prospectus.

REDUCTION OF CHARGES

We will not impose a surrender charge under any contract owned by:

(A) Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if at the contract issue date they are:

     (1) officers and directors;

     (2) employees; or

     (3) spouses of any such persons or any of such persons' children, grandchildren, parents, grandparents, or siblings--or spouses of any of these persons;

(B) Series Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents or grandparents--or spouses of any such persons); and

(C) Representatives or employees (or their spouses) of Fortis Investors (including agencies) or of other broker-dealers having a sales agreement with Fortis Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons).

We may reduce or waive our annual administrative charge when we sell a contract to an individual or to a group in a manner that results in savings or in reduction of administrative expense. We will not reduce or eliminate the annual administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

FIXED ACCOUNT

Contract owners may allocate net purchase payments and transfer contract value to the fixed account. In this case, net purchase payments and transfers of contract value are held in the general account of Fortis Benefits.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account, nor any interests therein, are subject to the provisions of these acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the fixed account.

Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the contract involving the Separate Account and contains only selected information regarding the fixed account. More information regarding the fixed account may be obtained from our home office or from your sales representative.

GENERAL DESCRIPTION

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in our general account.

Fortis Benefits guarantees that contract value in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the general account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed annual rate of 4%. Any interest rate in excess of 4% per year with respect to any amount in the fixed account pursuant to a contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can vary. This will depend on when the amount was originally allocated to the fixed account. Once credited, excess interest will be guaranteed and will be added to the contract value in the fixed account (from which deductions for fees and charges may be made).

Charges under the contract are the same as those applied to the Separate Account. However, the 1.35% annual charge for mortality and expense risk and for administrative expenses is not imposed on amounts of contract value in the fixed account.

FIXED ACCOUNT VALUE

The contract's fixed account value on any Valuation Date is the sum of the:

     - net purchase payments allocated to the fixed account,

     - plus any transfers from the Separate Account,

     - plus interest credited to the fixed account,

     - less any surrenders, surrender charges or annual administrative charges allocated to the fixed account or transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS

With respect to total and partial surrenders, amounts in the fixed account are generally subject to the same rights and limitations as amounts allocated to the subaccounts of the Separate Account. Therefore, with respect to total and partial surrenders, amounts in the fixed account are also subject to the same charges as amounts allocated to the subaccounts of the Separate Account. See "Total and Partial Surrenders."

Transfers out of the fixed account have special limitations. Prior to the annuity commencement date, contract owners may transfer part or all of the contract value from the fixed account to the Separate Account, provided that (1) no more than one transfer is made each contract year, (2) no more than 50% of the fixed account value is transferred at any time (unless the balance in the fixed account after the transfer would be less than $1,000, in which case up to the entire balance may be transferred), and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the fixed account). However, we may permit a continuing request for transfer of lesser specified amounts automatically on a periodic basis. Please note, we reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the fixed account may be made after the annuity commencement date.

GENERAL PROVISIONS

THE CONTRACT

The entire contract includes any application, amendment, rider, endorsement and revised contract pages. Only the President, Secretary and Registrar of Fortis Benefits can agree to change or waive any provision of a contract. Any change or waiver must be in writing and signed by one of these representatives of Fortis Benefits.

The contracts are non-participating and do not share in dividends or earnings of Fortis Benefits.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by us at our home office.

However, we may defer the determination, application or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values as follows: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which any emergency exists as a result of which it is not reasonably practicable for us to determine the investment experience for the contract, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Additionally, we may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. We may also defer payment of surrender proceeds payable out of the fixed account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the Annuitant's age or sex was misstated, we pay the amount that the purchase payments paid would have purchased at the correct age and sex. If we make any overpayment because of incorrect information about age or sex, or any other miscalculation, we deduct the overpayment from the next payment due. We add underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the rate of 4% annually.

ASSIGNMENT AND OWNERSHIP RIGHTS

Owners and payees may assign their rights and interests under a Qualified Contract only in certain narrow circumstances referred to in the contract. Contract owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. Owners and payees must make a change in ownership rights in writing and send it to our home office. The change will be effective on the date made, although we are not bound by a change until the date we record it.

The rights under a contract are subject to any assignment of record at our home office. An assignment or pledge of a contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

You may name or change a beneficiary or a contingent beneficiary before the annuity commencement date. You must send a written request of the change to Fortis Benefits. Certain retirement programs may require spousal consent to name or change a beneficiary. Applicable tax laws and regulations may limit the right to name a beneficiary other than the spouse. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payment we make or action we take before receiving the written request. We also need the consent of any irrevocably named person before making a requested change.

We will determine the beneficiary, as follows, upon the death of a contract owner or Annuitant prior to the annuity commencement date:

     - If there is any surviving contract owner, the surviving contract owner will be the beneficiary (this overrides any other beneficiary designation).

     - If there is no surviving contract owner, the beneficiary will be the beneficiary designated by the contract owner.

     - If there is no surviving contract owner and no surviving beneficiary who has been designated by the contract owner, the estate of the last surviving contract owner will be the beneficiary.

REPORTS

We will mail to the contract owner, at the last known address of record, any report required by applicable law or regulation. You should therefore give us prompt written notice of any address change. Each contract owner will also be sent an annual and a semi-annual report for Fortis Series and a list of the portfolio securities held in each portfolio of Fortis Series. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the contract owner.

RIGHTS RESERVED BY FORTIS BENEFITS

We reserve the right to make certain changes if, in our judgement, they would best serve the interests of contract owners and Annuitants or would be appropriate in carrying out the purposes of the contract. We will make any change only as permitted by applicable laws. We will obtain your approval of the changes and approval from any appropriate regulatory authority, if required by law. Examples of the changes we may make include:

     - To operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     - To transfer any assets in any subaccount to another subaccount, or to one or more separate accounts, or to the fixed account; or to add, combine or remove subaccounts in the Separate Account.

     - To substitute, for the portfolio shares held in any subaccount, the shares of another portfolio of Fortis Series or the shares of another investment company or any other investment permitted by law.

     - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the contract as an annuity.

     - To change the time or times of day at which a Valuation Date is deemed to have ended.

     - To make any other necessary technical changes in the contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing, as to any then outstanding contract, the aggregate amount of the types of charges that we have guaranteed.

DISTRIBUTION

Fortis Investors, Inc. ("Fortis Investors") is the principal underwriter of the contracts. The contracts will be sold by individuals who, (1) are licensed by state insurance authorities to sell the contracts of Fortis Benefits and (2) are registered representatives of Fortis Investors or (3) are registered representatives of other broker-dealer firms, or (4) are representatives of other firms that are exempt from broker-dealer regulation. Fortis Investors and any other broker-dealer firms are (1) registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and (2) members of the National Association of Securities Dealers, Inc.

Fortis Investors will pay an allowance to its registered representatives and selling brokers in varying amounts. Fortis Investors does not expect the allowances under normal circumstances to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year.

Fortis Investors may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values that are approximately equivalent to the amounts of the selling allowances and service fees set forth above. Additionally, registered representatives, broker-dealer firms and exempt firms may qualify for additional compensation based upon meeting certain production standards. Fortis Investors may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.

Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of contracts. Compensation may include financial assistance to broker-dealers in connection with (1) conferences, (2) sales or training programs for their employees, (3) seminars for the public, advertising, (4) sales campaigns regarding Contracts, and (5) other broker-dealer sponsored programs or events. Compensation may also include trips taken by invited sales representatives and their family members to locations within or outside of the United States for business meetings or seminars. Fortis or Fortis Investors may pay travel expenses that arise from these trips.

Fortis Investors is an indirect subsidiary of Fortis (NL)N.V. and Fortis (B). Fortis Investors is under common control with Fortis Benefits. Fortis Investors' principal business address is the same as that of our home office.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes. These rules are based on laws, regulations and interpretations that are subject to change at any time. This summary is not comprehensive. We do not intend it as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Neither you nor any other person may exclude or deduct purchase payments under Non-Qualified Contracts from gross income. However, you are not currently taxed, until receipt, on any increase in the accumulated value of a Non-Qualified Contract that results from (1) the investment performance of the Separate Account or (2) interest credited to the fixed account. Contract owners who are not natural persons are taxed annually for any increase in the contract value subject to exceptions. You may wish to discuss this with your tax adviser.

The following discussion applies generally to contracts owned by natural persons.

In general, surrenders or partial withdrawals under contracts are taxed as ordinary income to the extent of the accumulated income or gain under the contract. If you assign or pledge any part of the value of a contract, you pay on the value so pledged or assigned to the same extent as a partial withdrawal.

With respect to annuity payment options, the tax consequences may vary depending on the option elected under the contract. Until the investment in the contract is recovered, generally only the portion of the annuity payment that represents the amount by which the contract value exceeds the "investment in the contract" will be taxed. In general, "investment in the contract" is the aggregate amount of purchase payments made. After recovery of the "investment in the contract", the full amount of any additional annuity payments is taxable.

For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is the amount of the payment less the nontaxable portion. The nontaxable portion of each payment is "investment in the contract" divided by the total number of expected annuity payments.

For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment that bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all contracts and other annuity contracts we or our affiliates issue to you within the same calendar year will be treated as if they were a single contract.

You or any other payee will pay a 10% penalty on the taxable portion of a "premature distribution.":

     - made on or after you or another payee reach age 59 1/2

     - made to a beneficiary on or after your death,

     - made upon your disability or that of another payee, or

     - part of a series of substantially equal annuity payments for your life or life expectancy or the life or life expectancy of you and your beneficiary.

Premature distributions may result for example, from:

     - an early annuity commencement date

     - an early surrender, partial surrender or assignment of a contract, or

     - the early death of an annuitant other than you or another person receiving annuity payments under the contract.

If you transfer ownership of a contract, or designate an Annuitant or other payee other than yourself, you may have certain income or gift tax consequences that are beyond the scope of this discussion. If you are contemplating any transfer or assignment of a contract you should contact a competent tax adviser.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires:

     - if any person receiving annuity payments dies on or after the annuity commencement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and

     - if you die prior to the annuity commencement date, the entire interest in the contract will be distributed

       - within five years after your death or

       - as annuity payments that will begin within one year of your death and will be made over your designated beneficiary's life or over a period not extending beyond the life expectancy of that beneficiary.

However, if the contract owner's designated beneficiary is the surviving spouse, the surviving spouse may continue the contract as the new contract owner. Where the contract owner or other person receiving payments is not a natural person, the required distributions under Section 72(s) apply on the death of the primary Annuitant.

The Internal Revenue Service has not issued regulations interpreting the requirements of Section 72(s) (although it has issued proposed regulations interpreting similar requirements for qualified plans). We intend to review and modify the contract if necessary to ensure that it complies with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, the above requirements will be satisfied with a single sum payment where the death occurs prior to the annuity commencement date. A single sum payment will be subject to proof of the contract owner's death. The beneficiary, however, may elect by written request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The contract may be used with several types of tax-qualified plans. The tax rules applicable to contract owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a tax qualified plan on your behalf are excludible from your gross income during the Accumulation Period. The portion, if any, of any purchase payment that is not excluded from your gross income during the Accumulation Period constitutes your "investment in the contract."

When annuity payments begin, you will receive back your "investment in the contract" if any, as a tax-free return of capital. The Code provides which portion of each payment is taxable and which portion is tax-free. These rules may vary depending on the type of tax qualified plan.

The contracts are available in connection with the following types of retirement plans:

     - Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions;

     - Section 401 or 403(a) qualified pension, profit-sharing or annuity plans;

     - individual retirement annuities ("IRAs") under Section 408(b);

     - simplified employee pension plans ("SEPs") under Section 408(k);

     - SIMPLE IRA Plans under Section 408(p); and

     - Section 457 unfunded deferred compensation plans of tax-exempt organizations and private employer unfunded deferred compensation plans.

WITHHOLDING

Annuity payments and other amounts received under contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Despite the recipient's election, the Code may require withholding from certain payments outside the United States. The Code may also require withholding from certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code that set forth diversification requirements for the investments underlying the Non-Qualified Contracts. We believe that the investments will satisfy these requirements. Failure to do so would result in immediate taxation to you or another person of all income credited to Non-Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause you or another person to be treated as the owners of Separate Account assets for tax purposes. We reserve the right to amend the contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if the Treasury Department considered such standards not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code. Moreover, your investment in the contract will be the same as your investment in the contract you exchanged out of. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Various provisions of the tax laws may "grandfather" certain annuity contracts. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s), and certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. In addition, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These provisions may be lost if a grandfathered contract is exchanged for a non-grandfathered contract.

Certain contract exchanges are subject to Code Section 1035. Where an exchange is subject to this Code Section, certain grandfathered provisions may be preserved. If your exchange is subject to Section 1035, we may be able to assist you in preserving grandfathered provisions by "tracking" amounts accumulated through past purchase payments. Payments made before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982 may have different tax consequences. Therefore, you must provide us with an accurate history of your past purchase payments.

Because of the complexity of these matters, you should consult a qualified tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(b) PLANS

Section 403(b)(11) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

(1) elective contributions made for years beginning after December 31, 1988;

(2) earnings on those contributions; and

(3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, we may not distribute income attributable to elective contributions which accrues after December 31, 1988.

VOTING PRIVILEGES

In accordance with our view of current applicable law, we will vote shares of each of the portfolios attributable to a contract at regular and special meetings of the shareholders of Fortis Series. We will vote those shares in proportion to instructions we receive from the persons having the voting interest in the contract as of the record date for the corresponding Fortis Series shareholders meeting. Contract owners have the voting interest during the Accumulation Period, persons receiving annuity payments have the voting interest during the Annuity Period, and beneficiaries have the voting interest after the death of the Annuitant or contract owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the portfolios in our own right, we may elect to do so.

We determine the number of shares of a portfolio attributable to a contract, as follows:

     - During the Accumulation Period, we divide the amount of contract value in a subaccount by the net asset value of one share of the portfolio corresponding to that subaccount. We make this calculation as of the record date for the applicable portfolio.

     - During the Annuity Period, or after the death of the Annuitant or owner, we make a similar calculation. However, for subaccount value we use the liability for future variable annuity payments allocable to that subaccount as of the record date for the applicable portfolio. We calculate the liability for future variable annuity payments on the basis of the following on the record date:

     - mortality assumptions,

     - the assumed interest rate used in determining the number of Annuity Units under the contract, and

     - the applicable Annuity Value value.

During the Annuity Period, the number of votes attributable to a contract will generally decrease since funds set aside to make the annuity payments will decrease.

Under certain contracts, we will vote portfolio shares according to instructions we receive from the contract owner. However, we adjust this policy where the Annuitant or payee is not the contract owner. Under this circumstance, the Annuitant or payee may instruct the contract owner who in turn relays these instructions to us. We will vote those portfolio shares that we can attribute to the purchase payments of the Annuitant or payee in accordance with the instructions relayed to us. In addition, in certain circumstances such as an employee benefit plan, we allow the Annuitant or payee to direct how we vote additional shares beyond those that we can attribute to the purchase payments of the Annuitant or payee. However, we do so only to the extent authorized by the contract. Please note, we compute the number of shares that may be attributed to the Annuitant or payee on a basis consistent with that for attributing portfolio shares to contract owners, as described above.

Contract owners are to instruct Fortis Benefits to vote in accordance with such directions from Annuitants and payees. Furthermore, contract owners are to instruct us to vote shares of any portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that portfolio attributable to the contract owner which are to be voted in accordance with directions received from Annuitants and other payees. The contract owner may instruct us as to the voting of any other shares attributable to contracts as the contract owner may determine. The Separate Account and Fortis Benefits do not have any obligation to determine whether or not voting directions are requested or received by a contract owner or whether or not a contract owner has instructed us in accordance with directions given by Annuitants and other payees.

We will vote shares for which we have not received timely instructions, and any shares attributable to excess amounts we have accumulated in the related subaccount, in proportion to the voting instructions which we receive for all contracts and other variable annuity contracts participating in a portfolio. To the extent that we or any affiliated company holds any shares of a portfolio, those shares will be voted in the same proportion as instructions for that portfolio from all our policy owners holding voting interests in that portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the contracts.

Each person having a voting interest in a subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate portfolio. Under the procedures described above, these persons may give instructions regarding:

     - the election of the Board of Directors of the portfolios,

     - ratification of the selection of a portfolio's independent auditors,

     - the approval of the investment managers of a portfolio,

     - changes in fundamental investment policies of a portfolio, and

     - all other matters that are put to a vote of portfolio shareholders.

STATE REGULATION

We are subject to regulation and supervision by the Commerce Department of the State of Minnesota, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. We intend to satisfy the necessary requirements to sell contracts in the District of Columbia and in all states other than New York as soon as possible.

LEGAL MATTERS

David A. Peterson, Esquire, Vice President and Assistant General Counsel with our legal department has passed on the legality of the contracts described in this prospectus. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised Fortis Benefits on certain federal securities law matters.

CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION

Fortis Benefits................................
Calculation of Annuity Payments................
Services.......................................
  - Safekeeping of Separate Account Assets.....
  - Experts....................................
  - Principal Underwriter......................
Limitation On Allocations......................
Change of Investment Adviser or Investment
  Policy.......................................
Taxation Under Certain Retirement Plans........
Other Information..............................
Financial Statements...........................
APPENDIX A--Performance Information............

                 (This page has been left blank intentionally.)

APPENDIX A--SAMPLE DEATH BENEFIT CALCULATIONS

(FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1997 WITH ENHANCED DEATH BENEFIT
RIDER)

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                  ---------    ---------
  a. Net Purchase Payments Made Prior to Date of Death,
     accumulated at 3.0%                                         $20,000      $20,000
  b. Contract Value on Date of Death                             $17,000      $25,000
Death Benefit is larger of a, and b                              $20,000      $25,000

                                                                EXAMPLE 3    EXAMPLE 4    EXAMPLE 5
DATE OF DEATH IS THE 8TH CONTRACT ANNIVERSARY:                  ---------    ---------    ---------
  a. Net Purchase Payments Made Prior to Date of Death,
     accumulated at 3.0%                                         $20,000      $20,000      $20,000
  b. Contract Value on 5th Contract Anniversary                  $15,000      $30,000      $30,000
  c. Contract Value on Date of Death                             $17,000      $25,000      $35,000
Death Benefit is larger of a, b, and c                           $20,000      $30,000      $35,000

                                                                EXAMPLE 6    EXAMPLE 7    EXAMPLE 8
DATE OF DEATH IS THE 13TH CONTRACT ANNIVERSARY:                 ---------    ---------    ---------
  a. Net Purchase Payments Made Prior to Date of Death,
     accumulated at 3.0%                                         $20,000      $20,000      $20,000
  b. Contract Value on 10th Contract Anniversary                 $15,000      $40,000      $40,000
  c. Contract Value on Date of Death                             $17,000      $30,000      $50,000
Death Benefit is larger of a, b, and c                           $20,000      $40,000      $50,000

APPENDIX B--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series, is calculated as follows:

--------------------------------------------------------------------------------
         Total Variable Account Annual Expenses                        1.35%
--------------------------------------------------------------------------------
     +   Total Series Fund Operating Expenses                           .66%
--------------------------------------------------------------------------------
     +   Annual Administrative Charge Rate (See Below)                  .05%
--------------------------------------------------------------------------------
     =   Total Expense Rate                                            2.06%
--------------------------------------------------------------------------------

The Annual Administrative Charge Rate is calculated by dividing the total Annual Contract Charges we collected in 1998 by the average policy value in force in 1999.

Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 X .0206 = $20.60

Year 2 Beginning Policy Value = $1029.40
Year 2 Expense = 1,029.40 X .0206 = $21.21

Year 3 Beginning Policy Value = $1059.66
Year 3 Expense = 1,059.66 X .0206 = $21.83

So the cumulative expenses for years 1-3 for the Growth Stock Series are equal to $20.60 + $21.21 + $21.83 = $63.64

If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage X (Initial Premium - 10% Free Withdrawal) = Surrender Charge
     0.05 X ($1000.00 - $100.00) = $45.00

So the total expense if surrendered is $63.64 + $45.00 = $108.64

FORTIS


OPPORTUNITY+

VARIABLE
ANNUITY
Individual Flexible
Premium Deferred
Variable Annuity Contract
PROSPECTUS DATED

September 1, 2000

[FORTIS SOLID PARTNERS, FLEXIBLE SOLUTIONS(SM) LOGO]
99184 (9/00)

FORTIS BENEFITS INSURANCE COMPANY

MAILING ADDRESS:    STREET ADDRESS:     PHONE:
P.O. BOX 64272      500 BIELENBERG      1-800-800-2000
ST. PAUL, MN 55164  DRIVE               (EXTENSION 3057)
                    WOODBURY, MN 55125

This prospectus describes an individual flexible premium deferred variable annuity contract issued by Fortis Benefits Insurance Company ("Fortis Benefits").

The contracts allow you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through a fixed account or a variable return accumulation option through a variable account, or a combination of these two options. Under the variable return accumulation option, you can choose among the following investment portfolios of Fortis Series Fund, Inc. (those portfolios which have a non-Fortis Subadvisor include the name of the subadvisor at the beginning of the portfolio name):

Money Market Series                         T. RowePrice--Blue Chip Stock Series
U.S. Government Securities Series           AIM--Blue Chip Stock Series II
Diversified Income Series                   Lazard Freres--International Stock Series
AIM--Multisector Bond Series                Dreyfus--Mid Cap Stock Series
High Yield Series                           Berger--Small Cap Value Series
T. Rowe Price -- International Stock        Global Growth Series
Series II                                   MFS--Global Equity Series
Asset Allocation Series                     Alliance--Large Cap Growth Series
American Leaders Series                     MFS--Investors Growth Series
Value Series                                Growth Stock Series
MFS--Capital Opportunities Series           Aggressive Growth Series
Growth & Income Series
Dreyfus--S&P 500 Index Series

The accompanying prospectus for these investment portfolios describes the investment objectives, policies and risks of each portfolio.

This prospectus gives you information about the contract that you should know before investing. This prospectus must be accompanied by a current prospectus for the portfolios. All of the prospectuses should be read carefully and kept for future reference.
A Statement of Additional Information, dated May 1, 2000, about the contracts has been filed with the Securities and Exchange Commission and is available without charge from Fortis Benefits at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 23 of this prospectus.

THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                PAGE
Special Terms Used in this Prospectus.......................      3
Information Concerning Fees and Charges.....................      4
Summary.....................................................      7
Fortis Benefits and the Separate Account....................     10
     - Fortis Benefits/Fortis Financial Group Member........     10
     - The Separate Account.................................     10
     - The Portfolios.......................................     10
Accumulation Period.........................................     11
     - Issuance of a Contract and Purchase Payments.........     11
     - Contract Value.......................................     11
     - Allocation of Purchase Payments and Contract Value...     12
     - Total and Partial Surrenders.........................     12
     - Telephone Transactions...............................     13
     - Benefit Payable on Death of Contract Owner (or
      Annuitant)............................................     13
     - Contract Loans (Section 403(b) Qualified Contracts
      Only).................................................     14
The Annuity Period..........................................     15
     - Annuity Commencement Date............................     15
     - Commencement of Annuity Payments.....................     15
     - Relationship Between Subaccount Investment
      Performance and Amount of Variable Annuity Payments...     15
     - Annuity Options......................................     16
     - Death of Annuitant or Other Payee....................     16
Charges and Deductions......................................     16
     - Premium Taxes........................................     16
     - Annual Administrative Charge.........................     16
     - Charges Against the Separate Account.................     17
     - Surrender Charge.....................................     17
     - Miscellaneous........................................     18
     - Reduction of Charges.................................     18
Fixed Account...............................................     18
     - General Description..................................     18
     - Fixed Account Value..................................     19
     - Fixed Account Transfers, Total and Partial
      Surrenders............................................     19
General Provisions..........................................     19
     - The Contract.........................................     19
     - Postponement of Payments.............................     19
     - Misstatement of Age or Sex and Other Errors..........     19
     - Assignment and Ownership Rights......................     19
     - Beneficiary..........................................     19
     - Reports..............................................     20
Rights Reserved by Fortis Benefits..........................     20
Distribution................................................     20
Federal Tax Matters.........................................     20
Voting Privileges...........................................     22
State Regulation............................................     23
Legal Matters...............................................     23
Contents of Statement of Additional Information.............     24
Appendix A--Sample Death Benefit Calculations...............    A-1
Appendix B--Explanation of Expense Calculations.............    B-1
Appendix C--Pro Rata Adjustments............................    C-1

THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation PeriodThe time period under a contract between the contract date and the Annuity Period.

Accumulation Unit  A unit of measure used to calculate the interest of the contract owner in the Separate Account during the Accumulation Period.

Annuitant          A person during whose life annuity payments are to be made by
                   Fortis Benefits under the contract. The Annuitant is the person named in the application for the contract. If such person dies before the annuity commencement date and there is an additional annuitant named in the application, the additional annuitant shall become the Annuitant. If there is no named additional annuitant, or the additional annuitant has predeceased the annuitant who is named in the application, the contract owner, if he or she is a natural person, shall become the Annuitant.

Annuity Period     The time period following the Accumulation Period, during
                   which annuity payments are made by Fortis Benefits.

Annuity Unit       A unit of measurement used to calculate variable annuity
                   payments.

Fixed Annuity Option
                   An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more fixed payments.

Non-Qualified Contracts
                   Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.

Qualified ContractsContracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.

Separate Account   The segregated asset account referred to as Variable Account
                   D of Fortis Benefits Insurance Company established to receive and invest purchase payments made under contracts.

Valuation Date     Each business day of Fortis Benefits except, with respect to any subaccount, days on which the related portfolio does not value its shares. Generally, the portfolios value their shares on each day the New York Stock Exchange is open.

Valuation Period   The period that starts at the close of regular trading on the
                   New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

Variable Annuity Option
                   An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the subaccounts selected by the Annuitant.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION EXPENSES

     Front End Sales Charge Imposed on Purchases.................   0%
     Maximum Surrender Charge for Sales Expenses (as a percentage
     of purchase payments).......................................   5%(1)

  YEARS SINCE
DATE OF PAYMENT            AMOUNT OF CHARGE
---------------            ----------------
  Less than 5                     5%
   5 or more                      0%

     Other Surrender Fees........................................     0%
     Exchange Fee................................................     0%
     Charge for Each 403(b) Contract Loan........................   $100
ANNUAL CONTRACT ADMINISTRATION CHARGE............................    $30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     Mortality and Expense Risk Charge...........................  1.25%
     Separate Account Administrative Charge......................   .10%
     Total Separate Account Annual Expenses......................  1.35%

------------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "Surrender Charge" or, payment of a death benefit.

(2) This charge, which is otherwise applied at each contract anniversary and total surrender of the contract, will not be charged during the Accumulation Period if the contract value as of such anniversary or surrender is $25,000 or more. Currently, Fortis Benefits waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

PORTFOLIO ANNUAL EXPENSES(a)

                                   U.S.
                       MONEY    GOVERNMENT   DIVERSIFIED                               INTERNATIONAL     ASSET      AMERICAN
                       MARKET   SECURITIES     INCOME      MULTI SECTOR   HIGH YIELD       STOCK       ALLOCATION   LEADERS
                       SERIES     SERIES       SERIES      BOND SERIES      SERIES       SERIES II       SERIES      SERIES
                       ------   ----------   -----------   ------------   ----------   -------------   ----------   --------
Investment Advisory
  and Management
  Fee................  0.30%      0.47%         0.47%         0.75%         0.50%          0.90%         0.47%       0.90%
Other Expenses.......  0.05%      0.05%         0.07%         0.15%         0.07%          0.12%         0.05%       0.35%
Total Series Fund
  Operating
  Expenses...........  0.35%      0.52%         0.54%         0.90%         0.57%          1.02%         0.52%       1.25%


                                   CAPITAL      GROWTH &   S & P 500
                       VALUE    OPPORTUNITIES    INCOME      INDEX
                       SERIES      SERIES        SERIES     SERIES
                       ------   -------------   --------   ---------
Investment Advisory
  and Management
  Fee................  0.70%        0.90%        0.63%       0.40%
Other Expenses.......  0.06%        0.35%        0.06%       0.06%
Total Series Fund
  Operating
  Expenses...........  0.76%        1.25%        0.69%       0.46%

                                                   BLUE                                                                      LARGE
                                                   CHIP                                                    GLOBAL   GLOBAL    CAP
                                   BLUE CHIP       STOCK     INTERNATIONAL     MID CAP       SMALL CAP     GROWTH   EQUITY   GROWTH
                                  STOCK SERIES   SERIES II   STOCK SERIES    STOCK SERIES   VALUE SERIES   SERIES   SERIES   SERIES
                                  ------------   ---------   -------------   ------------   ------------   ------   ------   ------
Investment Advisory and
  Management Fee................     0.87%         0.95%         0.84%          0.90%          0.90%       0.70%    1.00%    0.90%
Other Expenses..................     0.05%         0.35%         0.10%          0.28%          0.14%       0.07%    0.35%    0.07%
Total Series Fund Operating
  Expenses......................     0.92%         1.30%         0.94%          1.18%          1.04%       0.77%    1.35%    0.97%


                                  INVESTORS   GROWTH   AGGRESSIVE
                                   GROWTH     STOCK      GROWTH
                                   SERIES     SERIES     SERIES
                                  ---------   ------   ----------
Investment Advisory and
  Management Fee................    0.90%     0.61%      0.65%
Other Expenses..................    0.35%     0.05%      0.06%
Total Series Fund Operating
  Expenses......................    1.25%     0.66%      0.72%

------------------------------
(a) As a percentage of portfolio average net assets based on 1999 historical data, except that for American Leaders, Capital Opportunities, Blue Chip Stock Series II, Global Equity and Investors Growth, these amounts are based upon estimates after reimbursement for the current fiscal year. The estimated expenses for those portfolios prior to reimbursement is as follows; Global Equity 1.40%, Investors Growth 1.30%, Capital Opportunities 1.30%, American Leaders 1.30% and Blue Chip II 1.30%.

EXAMPLES*

If you surrender your contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:

IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $62       $ 99       $138        $202
U.S. Government Securities..................................      64        104        147         220
Diversified Income..........................................      64        105        148         222
Multisector Bond............................................      68        116        166         259
High Yield..................................................      65        106        149         225
International Stock II......................................      69        119        172         271
Asset Allocation............................................      64        104        147         220
American Leaders............................................      71        126        183         294
Value.......................................................      67        112        160         247
Capital Opportunities.......................................      71        126        183         294
Growth & Income.............................................      66        109        155         238
S&P 500 Index...............................................      64        102        144         214
Blue Chip Stock.............................................      68        116        167         261
Blue Chip Stock II..........................................      72        128        186         299
International Stock.........................................      68        117        168         263
MidCap Stock Series.........................................      71        124        180         287
Small Cap Value Series......................................      69        120        173         273
Global Growth...............................................      67        112        159         246
Global Equity...............................................      72        129        188         304
Large Cap Growth Series.....................................      69        118        169         266
Investors Growth Series.....................................      71        126        183         294
Growth Stock................................................      66        108        154         234
Aggressive Growth...........................................      66        110        157         241

If you commence an annuity payment option, or do not surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:

IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $17        $54       $ 93        $202
U.S. Government Securities..................................      19         59        102         220
Diversified Income..........................................      19         60        103         222
Multisector Bond............................................      23         71        121         259
High Yield..................................................      20         61        104         225
International Stock II......................................      24         74        127         271
Asset Allocation............................................      19         59        102         220
American Leaders............................................      26         81        138         294
Value.......................................................      22         67        115         247
Capital Opportunities.......................................      26         81        138         294
Growth & Income.............................................      21         64        110         238
S&P 500 Index...............................................      19         57         99         214
Blue Chip Stock.............................................      23         71        122         261
Blue Chip Stock II..........................................      27         83        141         299
International Stock.........................................      23         72        123         263
MidCap Stock Series.........................................      26         79        135         287
Small Cap Value Series......................................      24         75        128         273
Global Growth...............................................      22         67        114         246
Global Equity...............................................      27         84        143         304
Large Cap Growth Series.....................................      24         73        124         266
Investors Growth Series.....................................      26         81        138         294
Growth Stock................................................      21         63        109         234
Aggressive Growth...........................................      21         65        112         241

------------------------------
* For purposes of these examples, the effect of the annual contract administration charge has been computed based on the average total contract value of all outstanding contracts during the year ended December 31, 1999 and the total actual amount of annual contract administration charges collected during the year.

                         ------------------------------

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The foregoing tables and examples, prescribed by the SEC, are included to assist contract owners in understanding the transaction and operating expenses imposed directly or indirectly under the contracts and the portfolios. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix B for an explanation of the calculation set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this prospectus. This prospectus generally describes only the portion of the contract involving the Separate Account. For a brief description of Fortis Benefits' fixed account, please refer to the heading "Fixed Account" in this prospectus. Variations from the information appearing in this prospectus due to requirements particular to your state are described in supplements which are attached to this prospectus, or in endorsements to the contract, as appropriate.

The contract is designed to provide individuals with retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

PURCHASE PAYMENTS

For individual contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required if the contract value is at least $500 by the end of the first contract year and at least $1,000 by the end of second contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the contract date, the initial purchase payment is allocated, as specified by the contract owner in the contract application, among one or more of the available investment portfolios, or to the fixed account, or to both. Subsequent purchase payments are allocated in the same way or pursuant to different allocation percentages that the contract owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS

Each of the subaccounts of the Separate Account invests in shares of a corresponding portfolio. The investment objective of each of the subaccounts of the Separate Account and that of the corresponding portfolio is the same.

Contract value in each of the subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding portfolios, as well as deductions for certain charges.

Each portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each portfolio. The portfolios also bear most of their other expenses. A full description of the portfolios and their investment objectives, policies, and risks can be found in the current prospectus for the portfolios, which accompanies this prospectus, and the portfolios' Statement of Additional Information, which is available upon request from Fortis Benefits at the address and phone number on the cover of this prospectus.

TRANSFERS

During the Accumulation Period, you can transfer all or part of your contract value from one subaccount to another or into the fixed account. Additionally, during the Accumulation Period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a subaccount during the Accumulation Period. During the Annuity Period, the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS

All or part of the contract value of a contract may be surrendered by you before the earlier of the Annuitant's death or the annuity commencement date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the contract value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

LOANS UNDER CERTAIN QUALIFIED CONTRACTS

If a contract is qualified under Section 403(b) of the Internal Revenue Code, you may take out loans from Fortis Benefits during the Accumulation Period. There are limits on the amount of such loans, and the loan will be secured by the contract. Principal and interest on a loan must in most cases be paid over a five year period, and failure to make these payments may have adverse tax consequences. For a more detailed discussion of these and other terms and conditions of contract loans, see "Accumulation Period--Contract Loans (Section 403(b) Qualified Contracts Only)."

CHARGES AND DEDUCTIONS

We deduct daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks we assume and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risk Charge" and "Administrative Expense Charge" under the heading "Charges Against the Separate Account."

In order to permit investment of the entire purchase payment, we do not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the contract to help defray expenses relating to the sale of the contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 5% of the purchase payments made to date.

There is also an annual administrative charge each year for contract administration and maintenance. This charge is $30 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the contract date and upon total surrender of the contract. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon us, either at the time purchase payments are made or when contract value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the contract value upon surrender, death of the Annuitant or contract owner, or annuitization of the contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS

The contract provides several types of annuity benefits to Annuitants or their beneficiaries, including Fixed and Variable Annuity Options. The contract owner has considerable flexibility in choosing the annuity commencement date. However, the tax implications of an annuity commencement date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Options" and "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event of the death of the contract owner, or the Annuitant if the contract owner is a non-natural person, prior to the annuity commencement date, a death benefit is payable to the beneficiary of the contract. See "Benefit Payable on Death of Contract Owner (or Annuitant)."

RIGHT TO EXAMINE THE CONTRACT

You have a right to examine the contract. You can cancel the contract by delivering or mailing it, together with a written request, to Fortis Benefits' home office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date postmarked. We will pay you the then current contract value. However, if applicable state law so requires the full amount of the purchase payments received by us will be refunded.

LIMITATIONS IMPOSED BY RETIREMENT PLANS

Certain rights a contract owner would otherwise have under a contract may be limited by the terms of any employee benefit plan in connection with which the contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a contract is issued.

TAX IMPLICATIONS

The tax implications for contract owners, Annuitants and beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures or the contract should be directed to your sales representative, or Fortis Benefits' home office: P.O. Box 64272, St. Paul, Minnesota 55164; 1-800-800-2000 (Ext. 3057). For certain current information relating to contract values such as subaccount unit values, interest rates in the fixed account, and your contract value, call 1-800-800-2000 (ext. 5448). Purchase payments and written requests should be mailed or delivered to the same home office address. All communications should include the contract number, the contract owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-800-2000 (Ext. 3057).

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at Fortis Benefits' home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit information for subaccounts of the Separate Account through December 31, 1999. Accumulation Units have been rounded to the nearest whole unit.

                                 MONEY      U.S. GOV'T    DIVERSIFIED   MULTISECTOR     HIGH      INTERNATIONAL     ASSET
                                 MARKET     SECURITIES      INCOME         BOND         YIELD       STOCK II     ALLOCATION
                                 ------     ----------    -----------   -----------     -----     -------------  ----------
December 31, 1999
 Accumulation Units in
   Force.....................  59,567,286     6,961,590   46,271,405      1,402,949    4,713,245      3,230,112  152,820,325
 Accumulation Unit Values....      $1.587       $17.823       $1.998        $12.092      $12.799        $16.150       $3.923
December 31, 1998
 Accumulation Units in
   Force.....................  39,532,433     7,577,700   51,323,231      1,236,211    4,984,906      3,315,158  160,803,266
 Accumulation Unit Values....      $1.532       $18.421       $2.059        $13.254      $12.823        $16.513       $3.326
December 31, 1997
 Accumulation Units in
   Force.....................  31,491,629     7,743,923   49,942,498      1,123,401    4,194,544      2,918,483  156,035,843
 Accumulation Unit Values....   $1.474617    $17.149938    $1.963344     $11.837281   $12.917282     $14.433538    $2.809839
December 31, 1996
 Accumulation Units in
   Force.....................  36,220,947     9,635,092   55,653,680      1,088,043    3,337,604      2,330,884  154,525,474
 Accumulation Unit Values....      $1.418       $15.935       $1.801        $11.961      $11.928        $12.884       $2.368
January 1, 1996*
 Accumulation Unit Values....          --            --           --             --           --             --           --
December 31, 1995
 Accumulation Units in
   Force.....................  26,915,976    10,989,914   59,213,865        574,142    2,321,419      1,117,596  148,700,081
 Accumulation Unit Values....      $1.367       $15.805       $1.753        $11.743      $10.941        $11.590       $2.134
January 1, 1995*
 Accumulation Unit Values....          --            --           --        $10.000           --        $10.000           --
December 31, 1994
 Accumulation Units in
   Force.....................  30,697,764    12,271,738   62,744,615             --    1,216,957             --  137,642,102
 Accumulation Unit Value.....      $1.311       $13.483       $1.515             --       $9.834             --       $1.773
May 1, 1994*
 Accumulation Unit Value.....                                                              10.00
December 31, 1993
 Accumulation Units in
   Force.....................  21,315,022    15,601,818   56,005,709             --           --             --  106,834,367
 Accumulation Unit Value.....      $1.278       $14.609       $1.621             --           --             --       $1.797
December 31, 1992
 Accumulation Units in
   Force.....................  20,674,556     9,505,984   19,353,521             --           --             --   49,688,937
 Accumulation Unit Value.....      $1.261       $13.529       $1.457                                                  $1.665
May 1, 1992*
 Accumulation Unit Value.....          --            --                                                                   --
December 31, 1991
 Accumulation Units in
   Force.....................   7,235,168     3,595,759    6,056,976             --           --             --   17,772,323
 Accumulation Unit Value.....      $1.237       $12.922       $1.379             --           --             --       $1.578
December 31, 1990
 Accumulation Units in
   Force.....................   5,632,146       747,992    2,352,517             --           --             --    8,249,373
 Accumulation Unit Value.....      $1.184       $11.450       $1.220             --           --             --       $1.253

                                             GROWTH &      S&P 500                 INTERNATIONAL    GLOBAL       GROWTH
                                  VALUE       INCOME        INDEX      BLUE CHIP       STOCK        GROWTH        STOCK
                                  -----      --------      -------     ---------   -------------    ------       ------
December 31, 1999
 Accumulation Units in
   Force.....................    4,744,081   10,994,926   14,134,177    9,671,577      5,344,248    9,640,858  114,976,011
 Accumulation Unit Values....      $15.875      $23.775      $22.189      $21.571        $19.711      $33.343       $5.925
December 31, 1998
 Accumulation Units in
   Force.....................    4,869,102   12,171,938   10,440,486    7,548,794      4,751,940   11,744,865  136,042,148
 Accumulation Unit Values....      $14.768      $21.767      $18.689      $18.238        $16.113      $21.433       $3.870
December 31, 1997
 Accumulation Units in
   Force.....................    3,402,217   11,003,248    5,491,818    4,149,587      4,239,821   13,725,612  156,975,866
 Accumulation Unit Values....   $13.651572   $19.487584   $14.786540   $14.429421     $14.021796   $19.507894    $3.296005
December 31, 1996
 Accumulation Units in
   Force.....................    1,071,648    7,892,683    1,259,758      915,358      3,137,348   13,713,860  169,095,500
 Accumulation Unit Values....      $11.048      $15.468      $11.326      $11.520        $12.690      $18.510       $2.971
January 1, 1996*
 Accumulation Unit Values....      $10.000           --      $10.000      $10.000             --           --           --
December 31, 1995
 Accumulation Units in
   Force.....................           --    4,204,163           --           --      1,157,063   10,769,830  160,247,280
 Accumulation Unit Values....           --      $12.904           --           --        $11.271      $15.754       $2.587
January 1, 1995*
 Accumulation Unit Values....           --           --           --           --        $10.000           --           --
December 31, 1994
 Accumulation Units in
   Force.....................           --    1,489,517           --           --             --   10,055,959  148,657,108
 Accumulation Unit Value.....           --      $10.083           --           --             --      $12.236       $2.054
May 1, 1994*
 Accumulation Unit Value.....           --        10.00           --           --
December 31, 1993
 Accumulation Units in
   Force.....................           --           --           --           --             --    5,108,957  118,720,649
 Accumulation Unit Value.....           --           --           --           --             --      $12.784       $2.142
December 31, 1992
 Accumulation Units in
   Force.....................           --           --           --           --             --      698,720   79,582,321
 Accumulation Unit Value.....           --           --           --           --             --      $10.989       $1.996
May 1, 1992*
 Accumulation Unit Value.....           --           --           --           --             --        10.00           --
December 31, 1991
 Accumulation Units in
   Force.....................           --           --           --           --             --           --   42,946,178
 Accumulation Unit Value.....           --           --           --           --             --           --       $1.966
December 31, 1990
 Accumulation Units in
   Force.....................           --           --           --           --             --           --   14,690,313
 Accumulation Unit Value.....           --           --           --           --             --           --       $1.298

                               AGGRESSIVE   MID CAP  LARGE CAP  SMALL CAP
                                 GROWTH     GROWTH    GROWTH      VALUE
                               ----------   -------  ---------  ---------
December 31, 1999
 Accumulation Units in
   Force.....................    6,379,981  1,441,402 3,962,830 2,496,974
 Accumulation Unit Values....      $32.680  $10.538    $14.734    $10.659
December 31, 1998
 Accumulation Units in
   Force.....................    6,165,803  765,338    842,995  1,098,102
 Accumulation Unit Values....      $35.829   $9.625    $11.755     $9.367
December 31, 1997
 Accumulation Units in
   Force.....................    6,551,677       --         --         --
 Accumulation Unit Values....   $13.241215       --         --         --
December 31, 1996
 Accumulation Units in
   Force.....................    5,706,895       --         --         --
 Accumulation Unit Values....      $13.232       --         --         --
January 1, 1996*
 Accumulation Unit Values....           --       --         --         --
December 31, 1995
 Accumulation Units in
   Force.....................    3,033,587       --         --         --
 Accumulation Unit Values....      $12.461       --         --         --
January 1, 1995*
 Accumulation Unit Values....           --       --         --         --
December 31, 1994
 Accumulation Units in
   Force.....................    1,155,647       --         --         --
 Accumulation Unit Value.....       $9.723       --         --         --
May 1, 1994*
 Accumulation Unit Value.....        10.00       --         --         --
December 31, 1993
 Accumulation Units in
   Force.....................           --       --         --         --
 Accumulation Unit Value.....           --       --         --         --
December 31, 1992
 Accumulation Units in
   Force.....................           --       --         --         --
 Accumulation Unit Value.....           --       --         --         --
May 1, 1992*
 Accumulation Unit Value.....           --       --         --         --
December 31, 1991
 Accumulation Units in
   Force.....................           --       --         --         --
 Accumulation Unit Value.....           --       --         --         --
December 31, 1990
 Accumulation Units in
   Force.....................           --       --         --         --
 Accumulation Unit Value.....           --       --         --         --

------------------------------

* Accumulation Unit value at date of initial registration effectiveness.

Audited financial statements of the Separate Account and Fortis Benefits are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total Return" is the total change in value of an investment in the subaccount over a period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FORTIS BENEFITS AND THE SEPARATE ACCOUNT

FORTIS BENEFITS/FORTIS FINANCIAL GROUP MEMBER

Fortis Benefits Insurance Company is the issuer of the contracts. At the end of 1999, Fortis Benefits had approximately $101 billion of total life insurance in force. Fortis Benefits is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis (NL)N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.

Fortis Benefits is a member of the Fortis Financial Group. This Group is a joint effort by Fortis Benefits, Fortis Advisers, Inc., Fortis Investors, Inc. and Fortis Insurance Company (formerly Time Insurance Company) to offer financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.

Fortis (NL)N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis
(B) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis (NL)N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had approximately $406 billion in assets at the end of 1999.

All of the guarantees and commitments under the contracts are general obligations of Fortis Benefits, regardless of whether you have allocated the contract value to the Separate Account or to the fixed account. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the contracts.

THE SEPARATE ACCOUNT

The Separate Account is a segregated investment account of Fortis Benefits. Fortis Benefits established Variable Account D under Minnesota insurance law as of October 14, 1987. The assets allocated to the Separate Account are the exclusive property of Fortis Benefits. The Separate Account is an integral part of Fortis Benefits. However, the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management, or investment practices, or policies of the Separate Account or of Fortis Benefits by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Fortis Benefits. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of Fortis Benefits. Fortis Benefits may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. Fortis Benefits may from time to time transfer to its general account any of such excess amounts.

The Separate Account has subaccounts. The assets in each subaccount are invested exclusively in a distinct class (or series) of stock issued by the portfolios, each of which represents a separate investment portfolio within the portfolios. Income and both realized and unrealized gains or losses from the assets of each subaccount of the Separate Account are credited to or charged against that subaccount without regard to income, gains or losses, from any other subaccount of the Separate Account or arising out of any other business we may conduct. We may add or eliminate new subaccounts as new portfolios are added or are eliminated.

THE PORTFOLIOS

You may choose from among a number of different portfolios. Each portfolio is a mutual fund available for purchase only as a funding vehicle for benefits under variable life insurance and variable annuity products. These variable life insurance and variable annuity products are issued by Fortis Benefits and by other life insurance companies. Each portfolio corresponds to one of the subaccounts of the Separate Account. The assets of each portfolio are separate from the assets of other portfolios. In addition, each portfolio operates as a separate investment portfolio whose investment performance has no effect on the investment performance of any other portfolio. Please also note, we offer more detailed information for each investment portfolio. This information includes the investment policies, investment restrictions, charges, and risks attendant to investing in each portfolio. This information also includes other aspects of each portfolio's operations. You may find this information in the current prospectus for each portfolio. These portfolio prospectuses must accompany this prospectus, and you should read them in conjunction with it. You may obtain a copy of each prospectus from us, free of charge, by calling 1-800-800-2000, ext. 3057, or by writing P.O. Box 64272, St. Paul, Minnesota 55164.

As noted, the investment portfolios may be available to registered separate accounts of other participating insurance companies. These portfolios may also be available to the Separate Account and other separate accounts of Fortis Benefits. Although Fortis Benefits does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the portfolios. For example, a conflict may occur due to (1) a change in law affecting the operations of variable life and variable annuity separate accounts, (2) differences in the voting instructions of the contract owners and those of other companies, or (3) some other reason. In the event of conflict, Fortis Benefits will take any steps necessary to protect the contract owners and variable annuity payees.

Fortis Benefits purchases and redeems portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. These shares are interests in the portfolios available for investment by the Separate Account. Each portfolio corresponds to one of the subaccounts of the Separate Account. The assets of each portfolio are separate from the assets of other portfolios. In addition, each operates as a separate investment portfolio whose investment performance has no effect on the investment performance of any other portfolio.

We automatically reinvest dividends or capital gain distributions attributable to contracts in shares of the portfolio from which they are received at that portfolio's net asset value on the date paid. These dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding portfolio and increasing, by an equivalent value, the number of shares outstanding of that portfolio. However, the value of the interests of contract owners, Annuitants and beneficiaries in the corresponding subaccount will not change as a result of any these dividends and distributions.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

We reserve the right to reject any application for a contract or any purchase payment for any reason. If we accept your issuing instructions in the form received, we will credit the initial purchase payment within two Valuation Dates after the later of (1) receipt of the issuing instructions or (2) receipt of the initial purchase payment at our home office. If we cannot apply the initial purchase payment within five Valuation Dates after receipt because the issuing instructions are incomplete, we will return the initial purchase payment unless you consent to our retaining the initial purchase payment and applying it as of the end of the Valuation Period in which the necessary requirements are fulfilled. The initial purchase payment must be at least $50.

The date that we apply the initial purchase payment to the purchase of the contract is the contract date. The contract date is the date used to determine contract years, regardless of when we deliver the contract. Our crediting of investment experience in the Separate Account, or a fixed rate of return in the fixed account, begins as of the contract date, even if that date is delayed due to an incomplete application.

We will accept additional purchase payments at any time after the contract date and prior to the annuity commencement date, as long as the Annuitant is living. You must transmit purchase payments (together with any required information identifying the proper contracts and accounts to be credited with purchase payments) to our home office. We will apply additional purchase payments to the contract, and add to the contract value as of the end of the Valuation Period in which we receive the payments.

Each additional purchase payment must be at least $50; except that, under contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each contract at all times average $50. In no case, however, will a purchase payment be accepted if it is less than $25, and we reserve the right to raise this minimum to not more than $100. The total of all purchase payments for all contracts having the same owner or annuitant may not exceed $1 million (not more than $500,000 allocated to the fixed account) without our prior approval. We reserve the right to modify this limitation at any time.

You may make purchase payments in excess of the initial minimum by monthly draft against a bank account if you have completed and returned to us a special authorization form. You may get the form from your sales representative or from our home office. We can also arrange for you to make purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to Fortis Benefits Insurance Company.

We may cancel any contract with a contract value of less than $1,000. (Under our current administrative procedures, however, we will not cancel a contract during the first two contract years, if the contract value is at least $500 by the end of the first contract year.) We will provide the contract owner with 90 days' written notice so that additional purchase payments may be made in order to raise the contract value above the applicable minimum. Otherwise, we may cancel the contract as of the end of the Valuation Period which includes the next anniversary of the contract date. We will consider this a surrender of the contract and impose the same charges we would impose upon a surrender. See "Total and Partial Surrenders." So long as the contract value remains above $1,000, no additional purchase payments under a contract are ever required.

CONTRACT VALUE

Contract value is the total of any Separate Account value in all the subaccounts of the Separate Account, plus any fixed account value. For a discussion of how fixed account value is calculated, see "The Fixed Account."

The contract does not guarantee a minimum Separate Account value. The Separate Account value will reflect the investment experience of the chosen subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the contract. Therefore, the Separate Account value changes from Valuation Period to Valuation Period. You bear the entire investment risk for the contract value that you allocate to the Separate Account.

Determination of Separate Account Value. A contract's Separate Account value is based on Accumulation Unit values, that we determine on each Valuation Date. The value of an Accumulation Unit for a subaccount on any Valuation Date is equal to the previous value of that subaccount's Accumulation Unit multiplied by that subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Purchase payments applied to a given subaccount will be used to purchase Accumulation Units at the unit value of that subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value-- Allocation of Purchase Payments."

At the end of any Valuation Period, a contract's Separate Account value in a subaccount is equal to:

     - The number of Accumulation Units in the subaccount; times

     - The value of one Accumulation Unit for that subaccount.

The number of Accumulation Units in each subaccount is equal to:

     - The initial Accumulation Units purchased on the contract date; plus

     - Accumulation Units purchased at the time that additional purchase payments are allocated to the subaccount; plus

     - Accumulation Units purchased through transfers from another subaccount or from the fixed account; less

     - Accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the subaccount; less

     - Accumulation Units redeemed as part of a transfer to another subaccount or to the fixed account; less

     - Accumulation Units redeemed to pay charges under the contract.

Net Investment Factor. The net investment factor for a subaccount is determined by dividing (1) the net asset value per share of the portfolio shares held by the subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the portfolio shares held by the subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the subaccount or any other taxes which are attributable to the contract, by (2) the net asset value per share of the portfolio shares held in the subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

A subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a contract and the investment performance of the subaccount during the Valuation Period. If the net investment factor is greater than one, the subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the subaccount's Accumulation Unit value has decreased.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Allocation of Purchase Payments. In your application for a contract, you may allocate purchase payments, or portions of payments, to the:

     - available subaccounts of the Separate Account, or

     - to the fixed account, or

     - to both

Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future purchase payments may be changed, without charge, at any time by sending a written request to Fortis Benefits' home office. Changes in the allocation of future purchase payments will be effective on the date we receive your written request.

Transfers. You may transfer contract value:

     - from one available subaccount to another, or

     - into the fixed account.

You may request transfers by either (1) a written request sent to our home office, or by (2) a telephone transfer as described below. Currently, we do not charge for any transfer.

All or part of the contract value in one or more subaccounts of the Separate Account may be transferred at one time. We may permit a continuing request for transfers automatically and on a periodic basis. However, we reserve the right to restrict the frequency of transfers or to otherwise condition, terminate, or impose charges (not to exceed $25 per transfer) upon transfers out of a subaccount during the Accumulation Period. Currently, our only restriction on the frequency of transfers is a prohibition of making transfers into the fixed account within six months of a transfer out of the fixed account. We restrict transfers of contract value from the fixed account in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." We will count all transfers between and among the subaccounts of the Separate Account and the fixed account as one transfer if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request.

Certain restrictions on very substantial allocations to any one subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

Total Surrenders. You may surrender all of the cash surrender value at any time during the life of the Annuitant and prior to the annuity commencement date. You must request total surrender by a written request sent to Fortis Benefits' home office. We reserve the right to require that the contract be returned to us prior to making payment, although this will not affect our determination of the amount of the cash surrender value. Cash surrender value is:

     - the contract value at the end of the Valuation Period during which we receive the written request for the total surrender at our home office, less

     - any applicable surrender charge, and less

     - any applicable administrative charge.

For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

We must receive written consent of all collateral assignees and irrevocable beneficiaries prior to any total surrender. We will generally pay surrenders from the Separate Account within seven days of the date of receipt by our home office of the written request. However, we may postpone payments in certain circumstances. See "Postponement of Payment."

Since the contract owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount we pay upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total purchase payments you made. After a surrender of the cash surrender value or at any time the contract value is zero, all rights of the contract owner, Annuitant, and any beneficiary, will terminate.

Partial Surrenders. At any time during the life of the Annuitant and prior to the commencement date, you may surrender a portion of the fixed account and/or the Separate Account. You must request partial surrender by a written request to Fortis Benefits' home office. The minimum partial surrender amount is $500, including any surrender charge. We will surrender the entire cash surrender value under the contract if the total contract value in both the Separate Account and fixed account would be less than $1,000 after the partial surrender. However, under our current administrative procedures, we will honor a surrender request during the first two contract years without regard to the remaining contract value.

You should specify the subaccounts of the Separate Account or the fixed account that you wish to partially surrender. If you do not specify, we take the partial surrender from the subaccounts and the fixed account on a pro rata basis.

We will surrender Accumulation Units from the Separate Account and/ or dollar amounts from the fixed account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. We will reduce the partial surrender by the amount of any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which we receive the written request for partial surrender at our home office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a
Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

TELEPHONE TRANSACTIONS

You or your representative may make certain requests under the contract by telephone if we have a written telephone authorization on file. These include requests for (1) transfers, (2) withdrawals, and (3) changes in purchase payment allocation instructions, dollar-cost averaging, portfolio rebalancing programs, and systematic withdrawals. Our home office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among others, (1) requiring some form of personal identification such as your address and social security number prior to acting upon instructions received by telephone, (2) providing written confirmation of such transactions, and/or (3) tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. We may be liable for any losses due to unauthorized or fraudulent instructions if we do not employ reasonable procedures. If we do employ reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to place limits, including dollar limits, on telephone transactions.

BENEFIT PAYABLE ON DEATH OF CONTRACT OWNER (OR ANNUITANT)

If the owner dies prior to the annuity commencement date, we will pay a death benefit to the beneficiary. If the contract owner is a non-natural person, then we will pay a death benefit upon the death of the Annuitant prior to the annuity commencement date. In such case, if more than one Annuitant has been named, we will pay the death benefit payable upon the death of an Annuitant only upon the death of the last survivor of the persons so named.

The term "decedent" in the death benefit description below refers to the death of the contract owner unless the contract owner is a non-natural person, in which case it refers to the death of the Annuitant. Also, the death benefit description refers to the age of the contract owner. If the contract owner is a non-natural person, the relevant age will instead be that of the Annuitant.

Additionally, the death benefit description makes reference to "Pro Rata Adjustments." A pro rata adjustment is calculated separately for each withdrawal, creating a decrease in the death benefit proportional to the decrease the withdrawal makes in the contract value. Pro rata adjustments are made for amounts withdrawn for partial surrenders and any associated surrender charge (which shall be deemed to be an amount withdrawn), but not for any contract fee-related surrenders.

The death benefit will equal the greatest of (1), (2) or (3):

(1) The contract value as of the date used for valuing the death benefit.

(2) The sum or all purchase payments made, reduced by pro rata adjustments for each withdrawal.

(3) The highest Anniversary Value of each of the contract's anniversaries prior to the earlier of: (1) the decedent's death, or (2) the contract owner's attainment of age 75.

An Anniversary Value is equal to:

     (a) the contract value on the anniversary, plus

     (b) any purchase payments made since the anniversary, reduced by

     (c) pro rata adjustments for any withdrawals made since the anniversary.

The pro rata adjustments referred to above are more fully described in Appendix C at the end of this prospectus.

See also Appendix A for sample death benefit calculation.

The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by us in behalf of the contract owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our home office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a written request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The beneficiary may (1) receive a single sum payment which terminates the contract, or (2) select an annuity option. If the beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the contract. If the beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: (1) a copy of a certified death certificate; (2) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death.

The Internal Revenue Code requires that a Non-Qualified Contract contain certain provisions about an owner's death. We discuss these provisions below under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." It is imperative that written notice of the death of the contract owner be promptly transmitted to us at our home office, so that we can make arrangements for distribution of the entire interest in the contract to the beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the contract not being treated as an annuity contract for federal income tax purposes with possible adverse tax consequences.

CONTRACT LOANS (SECTION 403(b) QUALIFIED CONTRACTS ONLY)

During the Accumulation Period, you may request a loan from the contract value. If the loan meets the amount and repayment requirements described below, we will not report the loan to the Internal Revenue Service as a taxable distribution. We will provide you with forms which you may use if you wish to apply for a loan. You can obtain these forms from our home office.

Any loan will be secured by a security interest in the contract. We will hold an amount equal to the loan in the fixed account, where we will credit it with a fixed account interest rate equal to the contract guaranteed rate until the loan is repaid. If necessary, we will transfer this amount from the subaccounts to the fixed account. In this case, unless you select specific subaccounts, we will transfer the amount proportionately from existing subaccount balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive, at our home office, all necessary documentation in connection with the loan request. We will forward the loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs in establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1) 50% of the contract value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

     - a governmental employer plan,

     - a church plan, or

     - a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities Act of 1974),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to %50 of the contract value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1) $10,000, or

(2) the contract value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under additional plans. In these cases, loan amounts may again be limited to the lesser of:

(1) $10,000, or

(2) the contract value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan payments in a timely manner. If you fail to make loan payments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or contract owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

Transfers from the fixed account of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the contract are also restricted while a loan is outstanding. The minimum contract value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the fixed account can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, Fortis Benefits cautions that employers and contract owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

You may specify an annuity commencement date in your application. The annuity commencement date marks the beginning of the period during which an Annuitant receives annuity payments under the contract. Except for contracts issued in connection with life insurance policies issued by Fortis Benefits, the annuity commencement date must be at least two years after the contract date.

The Internal Revenue Code may impose penalty taxes on amounts distributed either too soon or too late depending on the type of retirement arrangement involved. See "Federal Tax Matters." You should consider this carefully in selecting or changing an annuity commencement date.

You must submit a written request to us in order to advance or defer the annuity commencement date. We must receive the request at our home office at least 30 days before the then-scheduled annuity commencement date. The new annuity commencement date must also be at least 30 days after we receive the written request. You have no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

We may pay the entire contract value, rather than apply the amount to an annuity option if the contract value at the end of the Valuation Period that contains the annuity commencement date is less than $5,000. We would make the payment in a single sum to the Annuitant or other properly designated payee and cancel the contract. We would not impose any charge other than the premium tax charge.

Otherwise, we will apply (1) the fixed account value to provide a Fixed Annuity Option and (2) the Separate Account value in any subaccount to provide a Variable Annuity Option using the same subaccount, unless you have notified us by written request to apply the fixed account value and Separate Account value in different proportions. We must receive written request at our home office at least 30 days before the annuity commencement date.

We will make annuity payments under a Fixed or Variable Annuity Option on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If you name more than one person as an Annuitant, you may elect to name one of such persons to be the sole Annuitant as of the annuity commencement date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50.

The amount of each annuity payment will depend on (1) the amount of contract value applied to an annuity option, (2) the form of annuity selected and (3) the age of the Annuitant. For information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, see "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity option selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit values for the subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of an annuity payment depends on the average effective net investment return of a subaccount during the period since the preceding payment as follows:

     - if the return is higher than 3% annually, the Annuity Unit value will increase, and the second payment will be higher than the first; and

     - if the return is lower than 3% annually, the Annuity Unit value will decrease, and the second payment will be lower than the first.

"Net investment return," for this purpose, refers to the subaccount's overall investment performance, after deduction of the mortality and expense risk and administrative expense charges, which are assessed at an annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $30 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

Transfers. A person receiving annuity payments may make up to four transfers a year among subaccounts or from subaccounts to the fixed account. The current procedures for these transfers are the same as we describe above under "Allocation of Purchase Payments and Contract Value--Transfers." We do not permit transfers out of the fixed account during the Annuity Period.

ANNUITY OPTIONS

You may select an annuity option or change a previous selection by written request. We must receive your request at least 30 days before the annuity commencement date. You may select one annuity form, although payments under that form may be on a combination fixed and variable basis. If no annuity form selection is in effect on the annuity commencement date, we usually automatically apply Option B (described below), with payments guaranteed for ten years. However, federal pension law may require that we make default payments under certain retirement plans pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

Your contract offers the following options for fixed and variable annuity payments. Under each of the options, we make payments as of the first Valuation Date of each monthly period, starting with the annuity commencement date.

Option A, Life Annuity. We make no payments after the annuitant dies. It is possible for the annuitant to receive only one payment under this option if the annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 10 Years or 20 Years. We continue payments as long as the annuitant lives. If the annuitant dies before we have made all of the guaranteed payments, we continue installments of the guaranteed payments to the beneficiary.

Option C, Joint and Full Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

Option D, Joint and One-Half Contingent Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. If the annuitant dies first, we continue payments to the joint annuitant at one-half the original amount. If the joint annuitant dies first, we continue payments to the annuitant at the original full amount. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

We also have other annuity options available. You can get information about these from your sales representative or by calling or writing to our home office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity options offered by us, the amounts, if any, payable on the death of the annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts". Though the rules there described do not apply to contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

We deduct state premium taxes as follows:

     - when imposed on purchase payments, we pay the amount on your behalf and deduct the amount from your contract value upon (1) our payment of surrender proceeds or death benefit or (2) annuitization of a contract; or

     - when imposed at the time annuity payments begin, we deduct the amount from your contract value

Applicable premium tax rates depend upon your place of residence. Currently, premium taxes and similar assessments range from 0% to 3.5% of purchase payments or the amount annuitized. Rates can change by legislation, administrative interpretations, or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE

A $30 annual administrative charge is deducted from the contract value on each anniversary of the contract date. Some states require a lower administration charge. Therefore, your annual administrative charge may be lower. This charge helps to cover administrative costs incurred in:

     - issuing contracts,

     - establishing and maintaining records relating to contracts,

     - making regulatory filings and furnishing confirmation notices,

     - voting materials and other communications,

     - providing computer, actuarial and accounting services, and

     - processing contract transactions.

We will initially waive this charge during the Annuity Period, although we reserve the right to reinstitute it at any time. In addition, we will waive this charge during the Accumulation Period if the contract value is $25,000 or more at the end of the contract year. We will also waive this charge upon total surrender.

We will deduct the annual administrative charge by redeeming Accumulation Units from each subaccount of the Separate Account and by redeeming Accumulation Units from the fixed account. Contract value is the total value of the Separate Account and the fixed account. We will redeem Accumulation Units in proportion to the allocation of contract value among both:

     - the subaccounts of the Separate Account, and

     - the fixed account

If you totally surrender the contract and the contract value is less than $25,000, we will deduct the full annual administration charge at the time of surrender.

CHARGES AGAINST THE SEPARATE ACCOUNT

We will assess certain charges against the Separate Account. These charges will be assessed as a percentage of the net assets of the Separate Account. These charges compensate us for contract risks and for administrative expenses.

Mortality and Expense Risk Charge. We assess each subaccount of the Separate Account with a daily charge for mortality and expense risk. This charge is a nominal annual rate of 1.25% of the average daily net assets of the Separate Account. It consists of approximately .8% for mortality risk and approximately
 .45% for expense risk. We guarantee not to increase this charge for the duration of the contract. We assess this charge daily when we determine the value of an Accumulation Unit. This charge is assessed during both the Accumulation Period and the Annuity Period.

The mortality risk we bear arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have an adverse effect on the annuity payments the Annuitant will receive under the contract. This relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.

In addition, we bear a mortality risk in that we guarantee to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of an Annuitant or contract owner prior to the annuity commencement date. We do not impose a surrender charge upon payment of a death benefit. This places a further mortality risk on us.

The expense risk we assume is that actual expenses incurred in connection with issuing and administering the contracts will exceed the limits on administrative charges set in the contracts.

We bear the loss if the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed. Conversely, we profit if the amount deducted proves more than sufficient.

Administrative Expense Charge. We assess each subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the subaccount. We assess this charge during both the Accumulation Period and the Annuity Period. The daily administrative expense charge helps cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses incurred. There is no necessary relationship between the amount of administrative charges assessed on a given contract and the amount of expenses actually incurred for that contract.

Tax charge. We currently impose no charge for taxes payable by us in connection with this contract, other than for applicable premium taxes. We reserve the right to impose a charge for any other taxes that may become payable by us in the future for the contracts or the Separate Account.

The annual administrative charge and charges against the Separate Account described above are for the purposes described. We may receive a profit as a result of these charges.

SURRENDER CHARGE

We do not deduct a sales charge from purchase payments. We deduct surrender charges on certain total or partial surrenders. We use the revenue from surrender charges to partially pay our expenses in the sale of the contracts, including (1) commissions (2) promotional, distribution, and marketing expenses, and (3) costs of printing and distribution of prospectuses and sales material.

Free Surrenders. You can withdraw the following amounts from the contract without a surrender charge:

     - Any purchase payments that we received more than five years before the surrender date and that you have not previously surrendered;

     - In any contract year, up to 10% of the purchase payments that we received less than five years before the surrender date (whether or not you have previously surrendered the purchase payments).

Surrender charges do not apply to contract earnings. Therefore, we deem purchase payments not subject to a surrender charge as withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. We assume that all purchase payments are withdrawn before earnings are withdrawn. However, for federal income tax purposes, certain partial surrenders will be deemed to come first from earnings. See "Federal Tax Matters."

We do not impose a surrender charge on (1) annuitization or (2) payment of a single sum because the contract value is less than the minimum required to provide an annuity on the annuity commencement date or (3) payment of any death benefit.

In addition, we have an administrative policy to waive surrender charges for full surrenders of contracts that have been in force for at least ten years if the amount then subject to the surrender charge is less than 25% of the contract value. We have offered these contracts since 1997. Therefore, we have made no waivers. We reserve the right to change or terminate this practice at any time, both for new and for previously issued contracts.

Amount of Surrender Charge. We only apply surrender charges if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is 5% of the purchase payments withdrawn which we received less than five years before the surrender date.

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient, we will pay such costs from our general account assets. Those assets will include any profit that we derive from the mortality and expense risk charge.

Nursing Care/Hospitalization Waiver of Surrender Charges. We do not deduct surrender charges for a total or partial withdrawal:

     - after a covered person has been confined in a hospital or skilled health care facility for at least 60 consecutive days and the covered person continues to be confined in the hospital or skilled care facility when the request is made; or

     - within 60 days following a covered person's discharge from a hospital or skilled health care facility after confinement of at least 60 consecutive days.

Confinement must begin after the effective date of this provision.

Covered persons are the contract owner or owners and the spouse of any contract owner if the spouse is the Annuitant. We will not waive surrender charges when a confinement is due to (1) substance abuse, (2) mental or personality disorders without a demonstrable organic disease. We consider a degenerative brain disease such as Alzheimer's Disease an organic disease.

We provide this nursing care/hospitalization waiver of surrender charges by means of a rider to the contract. This rider has not been approved in all states. When you apply for a contract you should check with your Fortis Benefits representative to determine if this rider is available in your state.

MISCELLANEOUS

The Separate Account invests in shares of the portfolios. Therefore, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the portfolios and described in their prospectuses.

REDUCTION OF CHARGES

We will not impose a surrender charge under any contract owned by:

(A) Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if at the contract issue date they are:

     (1) officers and directors;

     (2) employees; or

     (3) spouses of any such persons or any of such persons' children, grandchildren, parents, grandparents, or siblings--or spouses of any of these persons;

(B) Series Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents or grandparents or spouses of any such persons); and

(C) representatives or employees (or their spouses) of Fortis Investors (including agencies) or of other broker-dealers having a sales agreement with Fortis Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons).

We may reduce or waive our annual administrative charge when we sell a contract to an individual or to a group in a manner that results in savings or in reduction of administrative expense. We will not reduce or eliminate the annual administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

FIXED ACCOUNT

You may allocate purchase payments and transfer contract value to the fixed account. In this case, purchase payments and transfers of contract value are held in our general account.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account, nor any interests therein, are subject to the provisions of these acts. As a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the fixed account.

Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for the aspects of the contract involving the Separate Account and contains only selected information regarding the fixed account. More information regarding the fixed account may be obtained from our home office or from your sales representative.

GENERAL DESCRIPTION

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in our general account.

Fortis Benefits guarantees that contract value in the fixed account will accrue interest at an effective annual rate of at least 3%, independent of the actual investment experience of the general account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed annual rate of 3%. Any interest rate in excess of 3% per year with respect to any amount in the fixed account pursuant to a contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can vary. This will depend on when the amount was originally allocated to the fixed account. Once credited, excess interest will be guaranteed and will be added to the contract value in the fixed account (from which deductions for fees and charges may be made).

Charges under the contract are the same as those applied to the Separate Account. However, the 1.35% annual charge for mortality and expense risk and for administrative expenses is not imposed on amounts of contract value in the fixed account.

FIXED ACCOUNT VALUE

The contract's fixed account value on any Valuation Date is the sum of the:

     - purchase payments allocated to the fixed account, plus

     - any transfers from the Separate Account, plus

     - interest credited to the fixed account, less

     - any surrenders, surrender charges or annual administrative charges allocated to the fixed account or transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS

With respect to total and partial surrenders, amounts in the fixed account are generally subject to the same rights and limitations as amounts allocated to the subaccounts of the Separate Account. Therefore, with respect to total and partial surrenders, amounts in the fixed account are also subject to the same charges as amounts allocated to the subaccounts of the Separate Account. See "Fortis Benefits and The Separate Account--Total and Partial Surrenders."

Transfers out of the fixed account have special limitations. Prior to the annuity commencement date, you may transfer part or all of the contract value from the fixed account to the Separate Account, provided that (1) no more than one transfer is made each contract year, (2) no more than 50% of the fixed account value is transferred at any time (unless the balance in the fixed account after the transfer would be less than $1,000, in which case up to the entire balance may be transferred) and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the fixed account). However, we may permit a continuing request for transfer of lesser specified amounts automatically on a periodic basis. We reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the fixed account may be made after the annuity commencement date.

GENERAL PROVISIONS

THE CONTRACT

The entire contract includes any application, amendment, rider, endorsement and revised contract pages. Only the President, Secretary and Registrar of Fortis Benefits can agree to change or waive any provision of a contract. Any change or waiver must be in writing and signed by one of these representatives of Fortis Benefits.

The contracts are non-participating and do not share in dividends or earnings of Fortis Benefits.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by us at our home office.

However, we may defer the determination, application or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit values as follows: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which any emergency exists as a result of which it is not reasonably practicable for us to determine the investment experience for the contract, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Additionally, we may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. We may also defer payment of surrender proceeds payable out of the fixed account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the Annuitant's age or sex was misstated, we pay the amount that the purchase payments paid would have purchased at the correct age and sex. If we make any overpayment because of incorrect information about age or sex, or any other miscalculation, we deduct the overpayment from the next payment due. We add underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the rate of 3% annually.

ASSIGNMENT AND OWNERSHIP RIGHTS

Owners and payees may assign their rights and interests under a Qualified Contract only in certain narrow circumstances referred to in the contract. Contract owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. Owners and payees must make a change in ownership rights in writing and send it to our home office. The change will be effective on the date made, although we are not bound by a change until the date we record it.

The rights under a contract are subject to any assignment of record at our home office. An assignment or pledge of a contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

You may name or change a beneficiary or a contingent beneficiary before the annuity commencement date. You must send a written request of the change to Fortis Benefits. Certain retirement programs may require spousal consent to name or change a beneficiary. Applicable tax laws and regulations may limit the right to name a beneficiary other than the spouse. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payment we make or action we take before receiving the written request. We also need the consent of any irrevocably named person before making a requested change.

Upon the death of a contract owner, or the Annuitant if the contract owner is an non-natural person, prior to the annuity commencement date the beneficiary will be deemed to be as follows:

     - If there is any surviving contract owner, the surviving contract owner will be the beneficiary (this overrides any other beneficiary designation).

     - If there is no surviving contract owner, the beneficiary will be the beneficiary designated by the contract owner.

     - If there is no surviving contract owner and no surviving beneficiary who has been designated by the contract owner, the estate of the last surviving contract owner will be the beneficiary.

REPORTS

We will mail to the contract owner, at the last known address of record, any report required by applicable law or regulation. You should therefore give us prompt written notice of any address change. Each contract owner will also be sent an annual and a semi-annual report for the portfolios and a list of the portfolio securities held in each portfolio. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the contract owner.

RIGHTS RESERVED BY FORTIS BENEFITS

We reserve the right to make certain changes if, in our judgement, they would best serve the interests of contract owners and Annuitants or would be appropriate in carrying out the purposes of the contract. We will make any change only as permitted by applicable laws. We will obtain your approval of the changes and approval from any appropriate regulatory authority if required by law. Examples of the changes we may make include:

     - To operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     - To transfer any assets in any subaccount to another subaccount, or to one or more separate accounts, or to the fixed account; or to add, combine or remove subaccounts in the Separate Account.

     - To substitute, for the portfolio shares held in any subaccount, the shares of another portfolio or the shares of another investment company or any other investment permitted by law.

     - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the contract as an annuity.

     - To change the time or times of day at which a Valuation Date is deemed to have ended.

     - To make any other necessary technical changes in the contract in order to conform with any action the above provisions permit us to take, including to change the way us assess charges, but without increasing, as to any then outstanding contract, the aggregate amount of the types of charges that we have guaranteed.

DISTRIBUTION

Fortis Investors, Inc. ("Fortis Investors") is the principal underwriter of the contracts. The contracts will be sold by individuals who are licensed by state insurance authorities to sell the contracts of Fortis Benefits and (1) are registered representatives of Fortis Investors or (2) are registered representatives of other broker-dealer firms, or (3) are representatives of other firms that are exempt from broker-dealer regulation. Fortis Investors and any other broker-dealer firms are (1) registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and (2) members of the National Association of Securities Dealers, Inc.

Fortis Investors will pay an allowance to its registered representatives and selling brokers in varying amounts. Fortis Investors does not expect the allowances under normal circumstances to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year.

Fortis Investors may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values that are approximately equivalent to the amounts of the selling allowances and service fees set forth above. Additionally, registered representatives, broker-dealer firms and exempt firms may qualify for additional compensation based upon meeting certain production standards. Fortis Investors may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.

Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of contracts. Compensation may include financial assistance to broker-dealers in connection with (1) conferences, (2) sales or training programs for their employees, (3) seminars for the public, (4) advertising, (5) sales campaigns regarding contracts, and (6) other broker-dealer sponsored programs or events. Compensation may also include trips taken by invited sales representatives and their family members to locations within or without the United States for business meetings or seminars. Fortis or Fortis Investors may pay travel expenses that arise from these trips.

Fortis Investors is an indirect subsidiary of Fortis (NL)N.V. and Fortis (B). Fortis Investors is under common control with Fortis Benefits. Fortis Investors' principal business address is the same as that of our home office.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes. These rules are based on laws, regulations and interpretations that are subject to change at any time. This summary is not comprehensive. We do not intend it as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code (the "Code") governs the taxation of annuities in general. Neither you nor any other person may exclude or deduct purchase payments under Non-Qualified Contracts from gross income. However, you are not currently taxed, until receipt, on any increase in the accumulated value of a Non-Qualified Contract that results from (1) the investment performance of the Separate Account or (2) interest credited to the fixed account. Contract owners who are not natural persons are taxed annually for any increase in the contract value subject to certain exceptions. You may wish to discuss this with your tax adviser.

The following discussion applies generally to contracts owned by natural persons.

In general, surrenders or partial withdrawals under contracts are taxed as ordinary income to the extent of the accumulated income or gain under the contract. If you assign or pledge any part of the contract value, you pay on the value so pledged or assigned to the same extent as a partial withdrawal.

With respect to annuity payment options, the tax consequences may vary depending on the option elected under the contract. Until the "investment in the contract" is recovered, generally only the portion of the annuity payment that represents the amount by which the contract value exceeds the "investment in the contract" will be taxed. In general, "investment in the contract" is the aggregate amount of purchase payments made. After recovery of the "investment in the contract", the full amount of any additional annuity payments is taxable.

For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is the amount of the payment less the nontaxable portion. The nontaxable portion of each payment is the "investment in the contract" divided by the total number of expected annuity payments.

For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment that bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all contracts, and other annuity contracts, we or our affiliates issue to you within the same calendar year will be treated as if they were a single contract.

You, or any other payee, will pay a 10% penalty on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is:

     - made on or after you or another payee reach age 59 1/2, or is

     - made to a beneficiary on or after your death, or is

     - made upon your disability or that of another payee, or is

     - part of a series of substantially equal annuity payments for your life or life expectancy, or the life or life expectancy of you or your beneficiary

Premature distributions may result, for example, from:

     - an early annuity commencement date

     - an early surrender or partial surrender of a contract

     - an assignment of a contract

     - the early death of an annuitant other than you or another person receiving annuity payments under the contract

If you transfer ownership of a contract, or designate an Annuitant or a payee other than yourself, you may have certain income or gift tax consequences that are beyond the scope of this discussion. If you are contemplating any transfer or assignment of a contract, you should contact a competent tax adviser.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires:

     - if any person receiving annuity payments dies on or after the annuity commencement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and

     - if you die prior to the annuity commencement date, the entire interest in the contract will be distributed:

     - within five years after your death, or

     - as annuity payments that will begin within one year of your death and will be made over your designated beneficiary's life or over a period not extending beyond the life expectancy of that beneficiary.

However, if the contract owner's designated beneficiary is the surviving spouse, the surviving spouse may continue the contract as the new contract owner. Where the contract owner or other person receiving payments is not a natural person, the required distributions under Section 72(s) apply on the death of the primary Annuitant.

The Internal Revenue Service has not issued regulations interpreting the requirements of Section 72(s). However, it has issued proposed regulations interpreting similar requirements for qualified plans. We intend to review and modify the contract if necessary to ensure that it complies with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, the above requirements will be satisfied with a single sum payment where the death occurs prior to the annuity commencement date. A single sum payment will be subject to proof of the contract owner's death. The beneficiary, however, may elect by written request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The contract may be used with several types of tax-qualified plans. The tax rules applicable to contract owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a tax qualified plan on your behalf are excludible from your gross income during the Accumulation Period. The portion, if any, of any purchase payment that is not excluded from your gross income during the Accumulation Period constitutes your "investment in the contract".

When annuity payments begin, you will receive back your "investment in the contract," if any, as a tax-free return of capital. The Code provides which portion of each payment is taxable and which portion is tax free. These rules may vary depending on the type of tax qualified plan.

The contracts are available in connection with the following types of retirement plans:

     - Section 403(b) annuity plans for employees of certain tax-exempt organizations and public education institutions;

     - Section 401 or 403(a) qualified pension, profit-sharing or annuity plans;

     - individual retirement annuities ("IRAs") under Section 408(b);

     - simplified employee pension plans ("SEPs") under Section 408(k);

     - SIMPLE IRA Plans under Section 408(p); and

     - Section 457 unfunded deferred compensation plans of tax-exempt organizations and private employer unfunded deferred compensation plans.

WITHHOLDING

Annuity payments and other amounts received under contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Despite the recipient's election, the Code may require withholding from certain payments outside the United States. The Code may also require withholding from certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require that we disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code that set forth diversification requirements for the investments underlying the Non-Qualified Contracts. We believe that the investments will satisfy these requirements. Failure to do so would result in immediate taxation to you or another person of all income credited to Non-Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause you or another person to be treated as the owners of Separate Account assets for tax purposes. We reserve the right to amend the contracts in any way necessary to avoid any such result. The Treasury Department has stated that it expects to establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if the Treasury Department considered such standards not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code. Moreover, your investment in the contract will be the same as your investment in the contract you exchanged out of. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Various provisions of the tax laws may "grandfather" certain annuity contracts. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s), and certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. In addition, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These provisions may be lost if a grandfathered contract is exchanged for a non-grandfathered contract.

Certain contract exchanges are subject to Code Section 1035. Where an exchange is subject to this Code Section, certain grandfathered provisions may be preserved. If your exchange is subject to Section 1035, we may be able to assist you in preserving grandfathered provisions by "tracking" amounts accumulated through past purchase payments. Payments made before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982 may have different tax consequences. Therefore, you must provide us with an accurate history of your past purchase payments.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS

Section 403(b)(11) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

(1) elective contributions made for years beginning after December 31, 1988;

(2) earnings on those contributions; and

(3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, we may not distribute income attributable to elective contributions which accrues after December 31, 1988.

VOTING PRIVILEGES

In accordance with our view of current applicable law, we will vote shares of each of the portfolios attributable to a contract at regular and special meetings of the shareholders of a portfolio. We will vote those shares in proportion to instructions we receive from the persons having the voting interest in the contract as of the record date for the corresponding portfolio shareholders meeting. Contract owners have the voting interest during the Accumulation Period. Persons receiving annuity payments have the voting interest during the Annuity Period, and beneficiaries have the voting interest after the death of the Annuitant or contract owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the portfolios in our own right, we may elect to do so.

We determine the number of shares of a portfolio attributable to a contract as follows:

     - During the Accumulation Period, we divide the amount of contract value in a subaccount by the net asset value of one share of the portfolio corresponding to that subaccount. We make this calculation as of the record date for the applicable portfolio.

     - During the Annuity Period, or after the death of the Annuitant or owner, we make a similar calculation. However, for subaccount value we use the liability for future variable annuity payments allocable to that subaccount as of the record date for the applicable portfolio. We calculate the liability for future variable annuity payments on the basis of the following on the record date:

       - mortality assumptions,

       - the assumed interest rate used in determining the number of Annuity Units under the contract, and

       - the applicable Annuity Unit value

During the Annuity Period, the number of votes attributable to a contract will generally decrease since funds set aside to make the annuity payments will decrease.

Under certain contracts, we will vote portfolio shares according to instructions we receive from the contract owner. However, we adjust this policy where the Annuitant or payee is not the contract owner. Under this circumstance, the Annuitant or payee may instruct the contract owner who, in turn, relays this instruction to us. We will vote those portfolio shares that we can attribute to the purchase payments of the Annuitant or payee in accordance with the instruction relayed to us. In addition, in certain circumstances such as an employee benefit plan, we allow the Annuitant or payee to direct how we vote additional shares beyond those that we can attribute to the purchase payments of the Annuitant or payee. However, we do so only to the extent authorized by the contract. We compute the number of shares that may be attributed to the Annuitant of payee on a basis consistent with that for attributing portfolio shares to contract owners, as described above.

Contract owners are to instruct Fortis Benefits to vote in accordance with such directions from Annuitants and payees. Furthermore, contract owners are to instruct us to vote shares of any portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that portfolio attributable to the contract owner which are to be voted in accordance with directions received from Annuitants and other payees. The contract owner may instruct us as to the voting of any other shares attributable to contracts as the contract owner may determine. The Separate Account and Fortis Benefits do not have any obligation to determine whether or not voting directions are requested or received by a contract owner or whether or not a contract owner has instructed us in accordance with directions given by Annuitants and other payees.

We will vote shares for which we have not received timely instructions, and any shares attributable to excess amounts we have accumulated in the related subaccount, in proportion to the voting instructions which we receive for all contracts and other variable annuity contracts participating in a portfolio. To the extent that we or any affiliated company holds any shares of a portfolio, those shares will be voted in the same proportion as instructions for that portfolio from all our policy owners holding voting interests in that portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the contracts.

Each person having a voting interest in a subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate portfolio. Under the procedures described above, these persons may give instructions regarding:

     - the election of the Board of Directors of the portfolios,

     - ratification of the selection of a portfolio's independent auditors,

     - the approval of the investment managers of a portfolio,

     - changes in fundamental investment policies of a portfolio, and

     - all other matters that are put to a vote of portfolio shareholders

STATE REGULATION

We are subject to regulation and supervision by the Commerce Department of the State of Minnesota, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. We intend to satisfy the necessary requirements to sell contracts in the District of Columbia and in all states other than New York as soon as possible.

LEGAL MATTERS

David A. Peterson, Esquire, Vice President and Assistant General Counsel with our legal department has passed on the legality of the contracts described in this prospectus. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised Fortis Benefits on certain federal securities law matters.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Fortis Benefits................................
Calculation of Annuity Payments................
Services.......................................
  - Safekeeping of Separate Account Assets.....
  - Experts....................................
  - Principal Underwriter......................
Limitation On Allocations......................
Change of Investment Adviser or Investment
  Policy.......................................
Taxation Under Certain Retirement Plans........
Other Information..............................
Financial Statements...........................
APPENDIX A--Performance Information............

APPENDIX A--SAMPLE DEATH BENEFIT CALCULATIONS

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                  ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $30,000      $30,000
  b. Contract Value on Date of Death                             $20,000      $37,000
  c. 1 Year Ratchet Option Value                                 $35,000      $37,000
Death Benefit is larger of a, b, and c                           $35,000      $37,000

                                                              EXAMPLE 1   EXAMPLE 2
DATE OF DEATH IS THE 5TH CONTRACT ANNIVERSARY:                ---------   ---------
  a. Purchase Payments Made Prior to Date of Death             $30,000     $30,000
  b. Contract Value on Date of Death                           $32,000     $35,000
  c. 1 Year Ratchet Option Value                               $36,000     $35,000
Death Benefit is larger of a, b, and c                         $36,000     $35,000

                                                              EXAMPLE 1   EXAMPLE 2
DATE OF DEATH IS THE 10TH CONTRACT ANNIVERSARY:               ---------   ---------
  a. Purchase Payments Made Prior to Date of Death             $30,000     $30,000
  b. Contract Value on Date of Death                           $20,000     $40,000
  c. 1 Year Ratchet Option Value                               $34,000     $40,000
Death Benefit is larger of a, b, and c                         $34,000     $40,000

APPENDIX B--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total portfolio expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series, is calculated as follows:

--------------------------------------------------------------------------------
         Total Variable Account Annual Expenses                        1.35%
--------------------------------------------------------------------------------
     +   Total Series Fund Operating Expenses                           .66%
--------------------------------------------------------------------------------
     +   Annual Administrative Charge Rate (See Below)                  .04%
--------------------------------------------------------------------------------
     =   Total Expense Rate                                            2.05%
--------------------------------------------------------------------------------

The Annual Administrative Charge Rate is calculated by dividing the total Annual Contract Charges we collected in 1997 by the average policy value in force in 1999.

Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 X 0.0205 = $20.50

Year 2 Beginning Policy Value = $1029.50
Year 2 Expense = 1029.50 X 0.0205 = $21.10

Year 3 Beginning Policy Value = $1059.88
Year 3 Expense = 1059.66 X 0.0205 = $21.73

So the cumulative expenses for years 1-3 for the Growth Stock Series are equal to $20.50 + $21.10 + $21.73 = $63.33

If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage X (Initial Premium - 10% Free Withdrawal) = Surrender Charge
     0.05 X ($1000.00 - $100.00) = $45.00

So the total expense if surrendered is $63.33 + $45.00 = $108.33

APPENDIX C--PRO RATA ADJUSTMENTS

Pro rata adjustments are made for withdrawals in calculating the death benefit payable under the contract. The benefit is described under the section of this prospectus entitled Benefit Payable on Death of Contract Owner (or Annuitant).

Under the death benefit set forth as (2) in that section, the pro rata adjustment for a given withdrawal is equal to:

     (a) the withdrawn amount, divided by

     (b) the contract value immediately before the amount was withdrawn, the result multiplied by

     (c) the aggregate amount of all prior purchase payments less pro rata adjustments for all prior withdrawals.

Under the death benefit set forth as (3) in that section, the pro rata adjustment for a given withdrawal is equal to

     (a) the withdrawn amount, divided by

     (b) the contract value immediately before the amount was withdrawn, the result multiplied by

     (c) the quantity equal to:

         (i) the contract value on the anniversary, plus

         (ii) purchase payments made since the anniversary and before withdrawal, minus

        (iii) pro rata adjustments for withdrawals made since the anniversary and before the given withdrawal.

                                               FORTIS BENEFITS INSURANCE COMPANY
                                                               SEPTEMBER 1, 2000

 PROFILE                                         This Profile is a summary of
                  some of the more important points that you should consider and know before purchasing the OPPORTUNITY+ ANNUITY. This annuity is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

  1.  THE ANNUITY CONTRACT

    Opportunity+ Fixed and Variable Annuity is a contract between you and Fortis Benefits Insurance Company. It is designed to help you accumulate assets for your retirement and other long term financial goals on a tax deferred basis.

    Opportunity+ offers you a diverse selection of money managers and investment options. You may divide your money among the 18 investment portfolios of the Fortis Series Fund and the fixed account of Fortis Benefits.

    The investment portfolios offer professionally managed investment options with goals ranging from capital preservation to aggressive growth. Your choices are found on the next page. These portfolios are designed to provide you with better potential return than the fixed account. Your investment, however, is not guaranteed. The value of your Opportunity+ contract can fluctuate up or down based on your choices and you may experience a loss. Opportunity+ does provide you with a death benefit that protects your beneficiaries from such loss.

    You can also choose to put all or part of your money in the fixed account. For this account, Fortis Benefits guarantees your investment and the interest rate it sets once a year.

    Like most annuities, this contract has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your contract. Your contract value is based on your investment choices. You may withdraw money from your contract. However, as with most other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. You may also be subject to an IRS tax penalty if you make withdrawals before age 59 1/2.

    During the income phase, you can elect to receive regular payments from your contract. Depending on your choice, these payments can be fixed in dollar amount or can vary with investment performance. The amount of these income payments also are determined by the amount you are able to accumulate during the accumulation phase of your contract.

  2.  ANNUITY INCOME OPTIONS
      (THE INCOME PHASE)

    You may select one of four annuity income options:

         (1) monthly payments during your lifetime;

         (2) monthly payments during your lifetime, but with payments continuing to your beneficiary for a period from 10 to 20 years (as you select) if you die before the end of the selected period;

         (3) monthly payments during your lifetime and the lifetime of another person you select; and

         (4) monthly payments during your lifetime and the lifetime of another person, with the payments reduced by 1/2 when one of you dies.

    At the start of the income phase you can choose to have the payments come from the fixed account, the investment portfolios, or both. The dollar amount of your payments coming from the fixed account will be fixed. The payments from the investment portfolios you select will go up or down depending on their performance. Once payments begin, you cannot change your annuity option.

  3.  PURCHASING AN OPPORTUNITY + FIXED
      AND VARIABLE ANNUITY CONTRACT

    You can buy this contract through your registered representative who can help you complete the proper forms. The minimum initial investment is $50. You can make additional contributions of at least $50 at any time during the accumulation period. The minimum investment may be smaller for certain employer sponsored plans.

                                                               [FORTIS(SM) LOGO]

  4.  INVESTMENT OPTIONS

    You can invest your money in any of the following investment portfolios which are described in the fund prospectus:

    INTERNATIONAL STOCK
                   MFS - Global Equity
                   Fortis - Global Growth
                   Lazard - International Stock
                   T. Rowe Price - International Stock Series II

    DOMESTIC STOCK

    SMALL CAP      Fortis - Aggressive Growth
                   Berger - Small Cap Value

    MID CAP        Fortis - Growth Stock
                   Dreyfus - Mid Cap Stock
    LARGE CAP      Alliance - Large Cap Growth
                   MFS - Investors Growth
                   AIM - Blue Chip Stock
                   MFS - Capital Opportunities
                   T. Rowe Price - Blue Chip Stock
                   Dreyfus - S & P 500 Index
                   Federated - American Leaders
                   Fortis - Value
                   Fortis - Growth & Income
                   Fortis - Asset Allocation

    DOMESTIC BONDS
                   Fortis - High Yield
                   AIM Multisector Bond
                   Fortis - Diversified Income
                   Fortis - U.S. Government Securities

    CASH           Fortis - Money Market

    You may also choose to invest in the guaranteed fixed account.

  5.  EXPENSES

    Each year we deduct a $30 contract maintenance fee from your contract value. This fee is waived if your contract value is at least $25,000. We also deduct insurance charges equal to 1.35% annually of the average daily value of your contract in the investment portfolios. As with other professionally managed investments, there are also investment charges on money in the investment portfolios, estimated to range from 0.35% to 1.25%.

    If you decide to cancel your contract or take money out in excess of the annual free withdrawal amount, there may be a withdrawal charge equal to 5% of the investment you withdraw within 5 years of its payment. The annual free withdrawal amount is 10% of your payments beginning in year one.

      ---------------------------------------------------------------
      YEAR                            1    2    3    4    5    6
      ---------------------------------------------------------------
       WITHDRAWAL
       CHARGE                        5%   5%   5%   5%   5%   0%
      ---------------------------------------------------------------

    In a limited number of states, you may also be assessed a state premium tax charge of up to 4%, depending upon the state. In these states, this tax will be deducted when you cancel the contract, begin the income phase, or if the death benefit is paid. In many states, there is no tax at all.

    The following chart is designed to help you understand the expenses in your contract. The column labeled "Total Annual Expenses" includes the total of the $30 contract maintenance fee (included as 0.04%), the 1.35% insurance charge and the investment management expenses for each portfolio. The right side of the chart shows you two examples of the expenses, in dollars, you could pay under the contract. The examples illustrate the average cost per $1,000 invested, earning 5% annually and withdrawals: (1) at the end of one year, and (2) at the end of ten years. In the first example, the total annual expenses are assessed along with the withdrawal charges. In the second example the total annual expenses for the ten years are shown but there is no withdrawal charge assessed. The premium tax is assumed to be 0% for both examples. Please see the prospectus for more complete examples.

---------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL ANNUAL              TOTAL ANNUAL          TOTAL
                                              INSURANCE                 INVESTMENT           ANNUAL
PORTFOLIO                                      EXPENSES                  EXPENSES           EXPENSES           EXAMPLES
---------------------------------------------------------------------------------------------------------------------------------
                                        M&E&A         ANNUAL FEE                                          1 YEAR    10 YEARS

---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK
MFS - Global Equity                     1.35%           0.04%             1.35%              2.74%         $72        $304
Fortis - Global Growth                  1.35%           0.04%             0.77%              2.16%         $67        $246
Lazard - International Stock            1.35%           0.04%             0.94%              2.33%         $68        $263
T. Rowe Price - International
  Stock Series II                       1.35%           0.04%             1.02%              2.41%         $69        $271
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCK
SMALL CAP
Fortis - Aggressive Growth              1.35%           0.04%             0.72%              2.11%         $66        $241
Berger - Small Cap Value                1.35%           0.04%             1.04%              2.43%         $69        $273
MID CAP
Fortis - Growth Stock                   1.35%           0.04%             0.66%              2.05%         $66        $234
Dreyfus - Mid Cap Stock                 1.35%           0.04%             1.18%              2.57%         $71        $287
LARGE CAP
Alliance - Large Cap Growth             1.35%           0.04%             0.97%              2.36%         $69        $266
MFS - Investors Growth                  1.35%           0.04%             1.25%              2.64%         $71        $294
AIM - Blue Chip Stock                   1.35%           0.04%             1.30%              2.69%         $72        $299
MFS - Capital Opportunities             1.35%           0.04%             1.25%              2.64%         $71        $294
T. Rowe Price - Blue Chip Stock         1.35%           0.04%             0.92%              2.31%         $72        $261
Dreyfus - S&P 500 Index                 1.35%           0.04%             0.46%              1.85%         $64        $214
Federated - American Leaders            1.35%           0.04%             1.25%              2.64%         $71        $294
Fortis - Value                          1.35%           0.04%             0.78%              2.17%         $67        $247
Fortis - Growth & Income                1.35%           0.04%             0.69%              2.08%         $66        $238
Fortis - Asset Allocation               1.35%           0.04%             0.52%              1.91%         $64        $220
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS
Fortis - High Yield                     1.35%           0.04%             0.57%              1.96%         $65        $225
AIM - Multisector Bond                  1.35%           0.04%             0.90%              2.29%         $68        $259
Fortis - Diversified Income             1.35%           0.04%             0.54%              1.93%         $64        $222
Fortis - U.S. Government
  Securities                            1.35%           0.04%             0.52%              1.91%         $64        $220
---------------------------------------------------------------------------------------------------------------------------------
CASH
Fortis - Money Market                   1.35%           0.04%             0.35%              1.74%         $62        $202
---------------------------------------------------------------------------------------------------------------------------------

* The annual contract charge is waived for contract values greater than or equal to $25,000. This number is for illustrative purposes and reflects the average charge based on assets under management and total fees collected.

  6.  TAXES

    Your earnings are not taxed until you withdraw them from the contract. If you take money out during the accumulation phase, earnings come out first and are taxable ordinary income. If you make a withdrawal prior to age
    59 1/2, you may be charged a 10% federal tax penalty on that amount. Payments during the income phase are considered partly a return of your original investment and partly earnings. You will only be taxed on the earnings portion. However, if your contract is funded with pretax or tax deductible dollars (qualified plan contributions), then the entire payment will be taxable.

  7.  ACCESS TO YOUR MONEY

    You can make withdrawals at any time during the accumulation phase. The minimum amount you can withdraw is $50. Any payment invested in the contract for more than five years can be withdrawn without a charge. You can withdraw up to 10% of your total investments each year at any time with no charge. All other withdrawals will be charged 5% of each payment you take out. You may also have to pay income tax and a tax penalty on any money you withdraw.

    SYSTEMATIC WITHDRAWALS: You can have money automatically sent to you each month during the accumulation phase of your contract. Systematic withdrawals are available for amounts of $50 or more. Of course, withdrawals may be taxable and subject to an IRS tax penalty.

  8.  PERFORMANCE

    The value of your contract will go up or down depending on the investment portfolios you choose. The following chart shows the total return for each investment portfolio for the time periods shown. Insurance charges, investment management charges and all other expenses of the investment portfolio have been deducted from these numbers. These numbers do not reflect any withdrawal charges or the annual contract fee which, if applied, would

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                     1999      1998     1997     1996     1995     1994     1993    1992     1991     1990     1989

---------------------------------------------------------------------------------------------------------------------------------
    INTERNATIONAL STOCK
    Fortis - Global Growth    55.53%    9.81%    5.32%   17.43%   28.67%   -4.34%   16.27%     --       --       --       --
    Lazard - International
      Stock                   22.29%   14.85%   10.42%   12.41%   12.76%      --       --      --       --       --       --
    T. Rowe
      Price - International
      Stock Series II         -2.24%   14.35%   11.92%   11.11%   15.83%      --       --      --       --       --       --

    DOMESTIC STOCK - SMALL
      CAP
    Fortis - Aggressive
      Growth                 106.42%   19.49%    0.00%    6.13%   28.08%      --       --      --       --       --       --
    Berger - Small Cap
      Value*                  13.75%      --       --       --       --       --       --      --       --       --       --

    DOMESTIC STOCK - MID
      CAP
    Fortis - Growth Stock     53.05%   17.36%   10.85%   14.78%   25.88%   -4.18%    7.26%   1.50%   51.35%   -4.46%   34.62%
    Dreyfus - Mid Cap
      Stock*                   9.44%      --       --       --       --       --       --      --       --       --       --

    DOMESTIC STOCK - LARGE
      CAP
    Alliance - Large Cap
      Growth*                 25.48%      --       --       --       --       --       --      --       --       --       --
    T. Rowe Price - Blue
      Chip Stock              18.23%   26.33%   25.18%      --       --       --       --      --       --       --       --
    Dreyfus - S&P 500 Index   18.68%   26.33%   30.47%      --       --       --       --      --       --       --       --
    Fortis - Value             7.46%    8.12%   23.48%      --       --       --       --      --       --       --       --
    Fortis - Growth &
      Income                   9.19%   11.64%   25.91%   19.80%   27.90%      --       --      --       --       --       --
    Fortis - Asset
      Allocation              17.92%   18.30%   18.55%   10.92%   20.27%   -1.71%    8.25%   5.45%   25.86%    0.57%   21.97%

    DOMESTIC BONDS
    Fortis - High Yield       -0.23%   -0.79%    8.22%    8.96%   11.19%      --       --      --       --       --       --
    AIM - Multisector Bond    -0.04%      --       --       --       --       --       --      --       --       --       --
    Fortis - Diversified
      Income                  -3.04%    4.82%    8.90%    2.68%   15.65%   -6.56%   11.18%   5.58%   13.06%    7.34%   10.74%
    Fortis - U.S.
      Government Securities   -3.29%    7.35%    7.56%    0.76%   17.15%   -7.76%    7.92%   4.65%   12.76%    6.41%      --

    CASH
    Fortis - Money Market      3.51%    3.84%    3.87%    3.69%    4.25%    2.46%    1.33%   1.91%    4.44%    6.36%    7.91%

    --------------------
    * Inception Date May 1, 1998; per the SEC, portfolio numbers must reflect an entire year's performance.
    ----------------------------------------------------------------------------

    reduce the performance. Past performance is not a guarantee of future results.

  9.  DEATH BENEFIT

    If you die during the accumulation phase, your contract beneficiary will receive a death benefit. This death benefit will be the greater of three amounts:

         1) Your contract value;

         2) the money you put in less a proportionate reduction related to any withdrawals; and

         3) at the time of death, the highest anniversary contract value up to your 75th birthday; plus (a) any money you put in since that anniversary, less (b) a proportionate reduction related to any money you took out since that anniversary.

 10.  OTHER INFORMATION

    FREE LOOK PERIOD: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state). We will pay you the value of your contract without imposing a withdrawal charge. This may be more or less that the amount you invested. If required by law, we will return your original payment.

    NO PROBATE: In most cases, your beneficiary will receive the death benefit when you die without going through probate.

    DOLLAR COST AVERAGING: You can invest gradually with a regular amount of money into your chosen investment portfolios from any of the portfolios, or from the fixed account. This can lower your average cost per unit over time as compared to your cost on a single purchase.

    AUTOMATIC REBALANCING: You can maintain your asset allocation mix by asking us to readjust your money on a periodic basis. This can help you keep your investment in line with your goals.

    NURSING HOME WAIVER: You will be able to take your money out without a withdrawal charge when you are in a nursing home and meet certain conditions.

 11.  INQUIRIES

    If you need more information, please contact us at:

    Fortis Benefits Insurance Company
    P.O. Box 64272, St. Paul, MN 55164

    800-800-2000, Ext. 3057
99250